Goldman Sachs Trust

Financial Square Funds

▶Prime Obligations Fund ▶Money Market Fund ▶Treasury Obligations Fund ▶Treasury Instruments Fund ▶Government Fund ▶Federal Fund ▶Tax-Free Money Market Fund

ANNUAL REPORT
December 31, 2000

This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust-Financial Square Funds Prospectus which contains facts concerning each Fund’s objectives and policies, management, expenses and other information.

Letter to Shareholders

Dear Shareholders:

We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Trust-Financial Square Funds during the one-year reporting period that ended December 31, 2000.

The Economy in Review

The year began with the Federal Reserve Board (the “Fed”) remaining diligent in its quest to slow economic growth and circumvent a potential increase in inflation. In February, the U.S. economic expansion hit a record nine years. However, the Fed was not in a celebratory mood, and it vowed to remain steadfast in its resolve to cool the economy. Then, following six consecutive rate hikes, the Fed left rates unchanged in June. This was due to signs that growth was moderating and encouraging unemployment figures. The Fed continued to hold rates steady, while maintaining its stance that rates could again be raised if inflationary signs developed.

However, U.S. economic activity continued to temper as the year progressed. By the fourth quarter, many financial and economic indicators suggested an increasing probability of a recession. The most significant signs of moderation included weak production data, higher weekly unemployment claims and lower consumer confidence. This triggered “dovish” comments by Fed Chairman Alan Greenspan that the Fed’s next expected move would be from a “tightening” to an “easing” bias.

Another major factor affecting the bond market during the first half of the year was the U.S. Treasury Department’s decision to buy back long maturity debt. The reduction in supply was aimed at reducing the average maturity and interest cost of Treasury debt. By the end of the year, the Treasury repurchased a total of $30 billion in debt. This led to a sharp increase in demand for 30-year bonds, resulting in a sharp rally and an inverted yield curve.

2000 Credit Review

Early in the year the strong underlying economic conditions remained supportive of corporate performance. Merger and acquisition activity and IPOs continued at a blistering pace, driven in no small part by the rapidly developing demands of e-commerce on both new and traditional firms. However, most important was evidence towards the beginning of summer that Fed interest-rate hikes had begun to have the desired effect as the economy was gradually beginning to slow.

During the second half of the year, most sectors of the bond market excelled, driven by the anticipation that the Fed would begin to lower interest rates. This, coupled with the Treasury buy-back program, helped Treasury securities—especially longer-term issues—to outperform other sectors of the market. In the slowing economic environment, corporate bonds, and in particular longer-term high yield bonds, generated very poor results. This was exacerbated by heavy outflows from high yield mutual fund and institutional investors.

The international environment initially benefited primarily from the strong American performance, but also from a solid upturn in Europe, as well as the ongoing recovery in Asia. Institutional restructuring in Europe continued to be very active, especially as interest rates remained stable. Japan was the weak link in the major markets with analysts divided over whether the nascent recovery evident in the first half could be accelerated or even sustained.

As the year progressed, international bonds posted mixed results. The European Central Bank (ECB) raised rates in August in response to higher inflation, the increased money supply and a weak Euro. The ECB then surprised the markets in October by raising rates another 25 basis points. Although it subsequently left rates unchanged, the ECB remained hawkish—pointing to inflation levels remaining above its 2% target range. In Japan, the Bank of Japan raised rates for the first time in a decade, causing some initial weakness in bonds. However, household spending and retail sales were weaker than expected. During the fourth quarter, Japanese government bonds performed well, as political uncertainty mounted and the Nikkei 225 Index reached new lows. As the quarter progressed, Japanese bonds gave up some of the earlier gains as investors took profits.

Strategy

Taxable—Economic data continues to indicate that a significant amount of Fed easing is very likely, and in fact, the threat of a recession has increased. Therefore, we will continue to seek out attractive opportunities to maintain the Funds’ laddered structure by purchasing securities in the six- to twelve-month sector of the yield curve. Looking forward, we will seek to attain a Weighted Average Maturity (WAM) range of between 45 and 55 days for the funds.

Tax Exempt—We maintained WAM’s toward the midpoint of our range and we continue to look for opportunities in the six-month to one-year area of the yield curve. We believe the Fed’s more accommodative monetary policy, combined with the strong technical factors we are expecting in January, should cause the tax-exempt market to rally further in the new year.

Summary of Financial Square Funds Institutional Shares* as of December 31, 2000.

Financial Square Funds	Standardized 7-Day Current Yield	Standardized 7-Day Effective Yield	1-Month Simple Average Yield	Weighted Avg. Maturity (days)

Prime Obligations	6.50%	6.72%	6.49%	39

Money Market	6.50	6.72	6.49	48

Treasury Obligations	6.18	6.37	6.29	12

Treasury Instruments	5.84	6.01	6.12	50

Government	6.38	6.58	6.39	43

Federal	6.30	6.50	6.34	43

Tax-Free Money Market	4.45	4.55	4.04	38

* Financial Square Funds offer five separate classes of shares (Institutional, Select, Preferred, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Select, Preferred, Administration and Service shares offer financial institutions the opportunity to receive a fee for providing administrative support. The Select shares pay 0.03%, Preferred shares pay 0.10%, Administration shares pay 0.25% and Service shares pay 0.50%. If these fees were reflected in the above performance, performance would have been reduced. Past performance is no guarantee of future results. Yields will vary. An investment in one of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Funds. More complete information, including management fees and expenses, is included in the Financial Square Funds’ prospectus, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550. Goldman Sachs Financial Square Funds SM is a servicemark of Goldman, Sachs & Co.

Outlook and Strategies for 2001

On January 3, 2001 the Fed eased monetary policy by lowering the Fed Funds target rate from 6.5% to 6.0%. Although this move was highly anticipated, the inter-meeting timing came as a surprise. In addition, it marked the largest rate cut between meetings since the 1991 recession. For the U.S. economy, Goldman Sachs economists now expect real GDP to dip slightly to about 2% growth in 2001 and a 1% setback in corporate profits with weakness evident in both production and demand. They believe the Fed’s rate cut signals a greater sense of urgency about the risk of a recession. Accordingly, they now look for 100-200 basis points of additional easing over the next 12 months, mostly within the next few months.

In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services, while seeking to provide competitive performance. We welcome your suggestions and questions and look forward to another productive year in 2001.

Goldman Sachs Money Market Management Team
January 12, 2001

Statement of Investments

Financial Square Prime Obligations Fund

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations—43.9%

Asset Backed

Asset Portfolio Funding Corp.
$ 61,774,000	6.60%	01/12/2001	$ 61,649,422

Blue Ridge Asset Funding
50,000,000	6.54	02/13/2001	49,609,417

Centric Capital Corp.
15,000,000	6.78	01/04/2001	14,991,525
31,967,000	6.57	01/08/2001	31,926,162
15,000,000	6.57	01/09/2001	14,978,100
15,800,000	6.57	01/10/2001	15,774,048
57,000,000	6.59	01/19/2001	56,812,185
15,000,000	6.23	05/10/2001	14,665,138

Ciesco L.P.
100,000,000	6.60	01/08/2001	99,871,667

Corporate Receivables Corp.
75,000,000	6.57	01/10/2001	74,876,813
100,000,000	6.54	01/11/2001	99,818,333
100,000,000	6.53	02/06/2001	99,347,000
100,000,000	6.50	02/07/2001	99,331,945
100,000,000	6.52	02/20/2001	99,094,444
100,000,000	6.38	03/13/2001	98,742,708

CXC, Inc.
50,000,000	6.56	01/10/2001	49,918,000
100,000,000	6.57	01/10/2001	99,835,750
60,000,000	6.55	01/12/2001	59,879,917
25,000,000	6.54	01/19/2001	24,918,250
125,000,000	6.51	02/26/2001	123,734,167
50,000,000	6.38	03/07/2001	49,424,479
50,000,000	6.35	03/13/2001	49,373,819

Dakota Certificates of Standard Credit Card Master Trust
50,000,000	6.57	01/11/2001	49,908,750
150,000,000	6.58	01/18/2001	149,533,917

Delaware Funding Corp.
29,780,000	6.53	01/22/2001	29,666,563
39,493,000	6.53	02/13/2001	39,184,965
78,140,000	6.38	03/12/2001	77,170,630

Edison Asset Securitization Corp.
50,000,000	6.55	01/12/2001	49,899,931
125,267,000	6.55	01/16/2001	124,925,125
100,000,000	6.59	01/23/2001	99,597,278
50,000,000	6.58	01/24/2001	49,789,806
99,273,000	6.53	02/02/2001	98,696,775
200,000,000	6.53	02/07/2001	198,657,722

Enterprise Funding Corp.
41,900,000	6.52	02/15/2001	41,558,515

Falcon Asset Securitization Corp.
60,160,000	6.57	01/11/2001	60,050,208
120,000,000	6.58	01/18/2001	119,627,133

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations (continued)

$ 24,474,000	6.53%	01/22/2001	$ 24,380,774
69,270,000	6.57	01/22/2001	69,004,523
25,880,000	6.55	02/06/2001	25,710,486
161,930,000	6.54	02/07/2001	160,841,560
58,864,000	6.42	02/23/2001	58,307,637
74,924,000	6.43	02/26/2001	74,174,594
24,275,000	6.40	03/13/2001	23,968,596
43,554,000	6.35	03/15/2001	42,993,182

Forrestal Funding
100,000,000	6.59	01/12/2001	99,798,639
100,000,000	6.62	01/29/2001	99,485,111
45,693,000	6.53	02/12/2001	45,344,895
36,186,000	6.52	02/26/2001	35,818,994
44,686,000	6.53	02/27/2001	44,223,984
66,619,000	6.45	03/27/2001	65,604,448
30,000,000	6.26	04/02/2001	29,525,283
75,000,000	6.20	06/11/2001	72,920,417

Intrepid Funding Notes
66,166,000	6.52	01/22/2001	65,914,349
75,881,000	6.55	01/23/2001	75,577,265
51,617,000	6.59	01/24/2001	51,399,678
76,560,000	6.55	01/25/2001	76,225,688
59,198,000	6.53	02/15/2001	58,714,797
35,684,000	6.53	02/21/2001	35,353,893

Jupiter Securitization Corp.
25,000,000	6.59	01/10/2001	24,958,813
25,427,000	6.57	01/17/2001	25,352,753
30,000,000	6.57	01/19/2001	29,901,450
100,960,000	6.67	01/22/2001	100,567,181
30,000,000	6.57	02/12/2001	29,770,050
20,000,000	6.56	02/13/2001	19,843,289
22,310,000	6.56	02/26/2001	22,082,339
33,700,000	6.40	06/18/2001	32,693,493

Park Avenue Receivables Corp.
148,518,000	6.60	01/12/2001	148,218,489
72,405,000	6.60	01/16/2001	72,205,886
75,000,000	6.63	01/19/2001	74,751,375

Preferred Receivables Funding
41,420,000	6.56	02/02/2001	41,178,475
100,000,000	6.55	02/05/2001	99,363,195

Receivables Capital Corp.
60,000,000	6.53	01/10/2001	59,902,050
122,056,000	6.54	01/16/2001	121,723,397
176,031,000	6.53	02/07/2001	174,849,587
45,000,000	6.52	02/09/2001	44,682,150
51,135,000	6.52	02/16/2001	50,708,989
Sweetwater Capital Corp.
27,233,000	6.52	03/05/2001	26,922,272
25,812,000	6.40	03/08/2001	25,509,139

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations (continued)

Three River Funding Corp.
$ 74,732,000	6.57%	02/02/2001	$ 74,295,565

Triple-A One Funding
28,579,000	6.63	01/10/2001	28,531,630

Variable Funding Capital Corp.
50,000,000	6.65	01/10/2001	49,916,875
50,000,000	6.52	02/13/2001	49,610,611
50,000,000	6.52	02/14/2001	49,601,556

WCP Funding Corp.
50,000,000	6.53	02/07/2001	49,664,431
50,000,000	6.53	02/08/2001	49,655,361

Business Credit Institutions

General Electric Capital Corp.
50,000,000	6.51	02/01/2001	49,719,708
100,000,000	6.52	02/27/2001	98,967,667

Commercial Banks

Bank of America Corp.
150,000,000	6.60	01/24/2001	149,367,500
150,000,000	6.48	03/09/2001	148,191,000

Communications

SBC Communications, Inc.
100,000,000	6.42	02/26/2001	99,001,333

Financial Services

General Electric Capital International Funding
200,000,000	6.58	01/24/2001	199,159,222

National Rural Utilities Corp.
90,000,000	6.00	08/24/2001	86,475,000

Private Export Funding Corp.
30,000,000	6.50	02/28/2001	29,685,834

Food & Kindred Products

Campbell Soup Co.
25,000,000	6.25	06/06/2001	24,322,917
25,000,000	6.25	06/08/2001	24,314,236

Insurance Agents & Brokers

Marsh USA, Inc.
20,000,000	6.60	01/16/2001	19,945,000
56,000,000	6.60	01/22/2001	55,784,563

Insurance Carriers

Prudential Funding Corp.
200,000,000	6.55	01/10/2001	199,672,500

Printing & Publishing

Gannett Co., Inc.
50,000,000	6.52	02/09/2001	49,646,833
349,000,000	6.50	02/20/2001	345,849,306
33,500,000	6.52	02/23/2001	33,178,437

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations (continued)

Transportation Equipment

General Motors Acceptance Corp.
$ 100,000,000	6.58%	01/19/2001	$ 99,671,000

Total Commercial Paper and Corporate Obligations			$ 7,201,541,857

Bank and Medium-Term Notes—5.1%

AT&T Corp.
$ 65,000,000	6.67%	03/08/2001	$ 65,000,000

Bank of America, N.A.
100,000,000	6.46	06/08/2001	100,000,000

BankOne, N.A.
50,000,000	6.48	01/10/2001	49,999,385
50,000,000	6.55	01/16/2001	49,998,981
50,000,000	6.84	01/25/2001	50,000,000
70,000,000	6.70	03/12/2001	70,000,000
70,000,000	6.41	06/06/2001	70,000,000

First Union National Bank
30,000,000	6.75	03/14/2001	29,989,633

Pharmacia Corp.
66,545,000	5.38	12/01/2001	65,836,841

SunTrust Bank
75,000,000	6.78	04/18/2001	74,993,744

U.S. Bank, N.A.
70,000,000	6.73	02/08/2001	69,996,376
145,000,000	6.57	11/23/2001	144,963,092

Total Bank and Medium-Term Notes			$ 840,778,052

Certificates of Deposit—6.3%

Chase Manhattan Bank, N.A.
$ 75,000,000	6.50%	03/07/2001	$ 75,000,000
200,000,000	6.54	03/07/2001	200,000,000

Citibank, N.A.
150,000,000	6.54	03/07/2001	150,010,660

First Union National Bank
80,000,000	6.55	01/24/2001	80,000,000
100,000,000	6.73	02/12/2001	100,000,000
140,000,000	6.90	04/27/2001	140,000,000

Huntington National Bank
30,000,000	6.52	01/16/2001	29,999,390

Southtrust Bank of Alabama, N.A.
100,000,000	6.70	03/07/2001	100,001,530
90,000,000	6.71	03/09/2001	89,993,729

Statement of Investments

Financial Square Prime Obligations Fund     (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Certificates of Deposit (continued)

U.S. Bank, N.A.
$ 60,000,000	6.57%	01/16/2001	$ 60,000,000

Total Certificates of Deposit			$ 1,025,005,309

Time Deposits—9.1%

Fifth Third Bank
$ 250,000,000	6.38%	01/02/2001	$ 250,000,000

Keybank, N.A.
250,000,000	6.38	01/02/2001	250,000,000

Marshall & Iisley Bank
200,000,000	6.44	01/02/2001	200,000,000

Regions Bank
500,000,000	6.63	01/02/2001	500,000,000

Wells Fargo Bank
300,000,000	6.63	01/02/2001	300,000,000

Total Time Deposits			$ 1,500,000,000

U.S. Government Agency Obligation—0.7%

Federal National Mortgage Association
$ 110,000,000	6.50%	11/14/2001	$ 110,015,859

Total U.S. Government Agency Obligation			$ 110,015,859

Variable Rate Obligations#—29.3%
Associates Corp. of North America
$ 175,000,000	6.60%	01/16/2001	$ 174,975,732
78,000,000	6.68	03/14/2001	78,037,703
50,000,000	6.44	03/29/2001	50,000,000
AT&T Corp.
135,000,000	6.69	01/08/2001	134,995,254
150,000,000	6.55	03/14/2001	150,000,000
Bank of America, N.A.
75,000,000	6.65	01/02/2001	75,000,000
50,000,000	6.83	01/08/2001	50,026,376
40,000,000	6.80	02/26/2001	40,005,270
BellSouth Telecommunications, Inc.
200,000,000	6.56	03/05/2001	200,000,000
Boeing Capital Corp.
51,600,000	6.66	01/25/2001	51,592,748
Chase Manhattan Bank, N.A.
50,000,000	6.79	01/26/2001	50,004,664
Citigroup, Inc.
125,000,000	6.70	01/10/2001	125,000,000
Comerica Bank Detroit
100,000,000	6.73	01/02/2001	99,995,716
100,000,000	6.72	01/08/2001	99,987,096
50,000,000	6.62	01/22/2001	49,994,136
150,000,000	6.66	01/22/2001	149,987,018
30,000,000	6.85	02/22/2001	30,010,993
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations (continued)

First Union National Bank
$ 100,000,000	6.78%	01/16/2001	$ 100,000,000
J.P. Morgan & Co., Inc.
290,000,000	6.75	01/08/2001	289,999,284
125,000,000	6.69	01/16/2001	125,000,000

Keybank, N.A.
110,000,000	6.73	01/02/2001	109,989,581
85,000,000	6.72	01/05/2001	84,989,171
100,000,000	6.72	01/29/2001	99,983,417
75,000,000	6.69	02/26/2001	74,991,354

Merrill Lynch & Co., Inc.
100,000,000	6.78	01/02/2001	99,998,388
50,000,000	6.74	01/05/2001	49,989,863
75,000,000	6.71	01/15/2001	74,999,903
100,000,000	7.01	01/26/2001	100,018,850
60,000,000	6.97	02/05/2001	60,014,630

Monumental Life Insurance Co.
55,000,000	6.79	01/01/2001	55,000,000

National City Bank
15,000,000	6.79	01/05/2001	15,000,312
175,000,000	6.64	01/22/2001	174,984,808

National Rural Utilities Corp.
60,000,000	6.73	01/22/2001	60,000,000
300,000,000	6.54	03/15/2001	300,000,000

New York Life Insurance Co.
50,000,000	6.76	01/01/2001	50,000,000
25,000,000	6.51	03/23/2001	25,000,000

Old Kent Bank and Trust Co.
85,000,000	6.65	01/02/2001	84,994,581

Pacific Mutual Life Insurance Co.
50,000,000	6.85	01/01/2001	50,000,000

PNC Bank, N.A.
60,000,000	6.55	01/26/2001	59,994,594
175,000,000	6.60	01/29/2001	174,975,011

SBC Communications Capital Corp.
175,000,000	6.71	02/01/2001	175,000,000

SMM Trust
100,000,000	6.73	01/16/2001	100,000,000
65,000,000	6.79	01/25/2001	65,000,000
50,000,000	6.58	03/13/2001	50,000,000

Southtrust Bank of Alabama, N.A.
75,000,000	6.66	01/02/2001	74,997,548

SunAmerica Life Insurance Co.
100,000,000	6.80	02/01/2001	100,000,000

U.S. Bank, N.A.
36,000,000	6.83	01/17/2001	36,008,079
39,500,000	6.67	03/19/2001	39,545,315

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations (continued)

Wells Fargo & Co.
$225,000,000	6.49%	03/19/2001	$ 224,975,250

Total Variable Rate Obligations			$ 4,795,062,645

Total Investments before Repurchase Agreements			$ 15,472,403,722

Repurchase Agreements* — 5.4%

Joint Repurchase Agreement Account I
$ 30,000,000	6.15%	01/02/2001	$ 30,000,000

Joint Repurchase Agreement Account II
850,000,000	6.48	01/02/2001	850,000,000

Total Repurchase Agreements			$ 880,000,000

Total Investments			$ 16,352,403,722

#	Variable rate security index is based on either Federal Funds, LIBOR or Prime lending rate.
*	Unless noted, all repurchase agreements were entered into on December 29, 2000.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset rate for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Statement of Investments

Financial Square Money Market Fund

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations—28.7%

Asset Backed

Atlantis One Funding Corp.
$ 150,000,000	6.62%	01/16/2001	$ 149,586,250
69,268,000	6.53	02/13/2001	68,727,729
25,000,000	6.50	02/21/2001	24,769,791
50,000,000	6.52	02/26/2001	49,492,889

Corporate Receivables Corp.
50,000,000	6.50	02/07/2001	49,665,972

Delaware Funding Corp.
61,525,000	6.53	01/18/2001	61,335,281

Edison Asset Securitization Corp.
50,000,000	6.59	01/23/2001	49,798,639
50,000,000	6.53	02/06/2001	49,673,500

Enterprise Funding Corp.
40,000,000	6.53	01/17/2001	39,883,911

Fidex PLC
41,649,000	6.72	01/10/2001	41,579,030
75,000,000	6.59	02/27/2001	74,217,437

Forrestal Funding
40,000,000	6.61	01/24/2001	39,831,078

Liberty Street Funding Corp.
30,000,000	6.62	01/11/2001	29,944,833
50,000,000	6.64	01/17/2001	49,852,445

Old Line Funding Corp.
65,955,000	6.62	01/19/2001	65,736,689

Thunder Bay Funding, Inc.
22,550,000	6.69	01/17/2001	22,482,951
54,148,000	6.69	01/19/2001	53,966,875

Tulip Funding Corp.
50,000,000	6.55	01/19/2001	49,836,250
50,000,000	6.39	03/20/2001	49,307,750

Business Credit Institutions

General Electric Capital Corp.
65,000,000	6.51	02/01/2001	64,635,621

Chemicals & Allied Products

BASF AG
25,000,000	6.51	02/23/2001	24,760,396

Commercial Banks

Bank of America Corp.
75,000,000	6.48	03/09/2001	74,095,500

Baus Funding LLC
50,000,000	6.61	01/10/2001	49,917,375
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations (continued)

C.S. First Boston
$ 75,000,000	6.47%	03/06/2001	$ 74,137,333

Deutsche Bank Financial
50,000,000	6.52	02/13/2001	49,610,611

Landesbank Schleswig-Holstein Girozentrale
100,000,000	6.22	10/24/2001	94,885,778
30,000,000	6.19	11/16/2001	28,354,492
70,000,000	6.17	11/27/2001	66,040,916

Nordbanken North America, Inc.
80,000,000	6.60	01/23/2001	79,677,334

Financial Services

General Electric Capital International Funding
100,000,000	6.54	01/22/2001	99,618,500
50,000,000	6.58	01/24/2001	49,789,805

Food & Kindred Products

Diageo Capital PLC
24,350,000	6.62	01/23/2001	24,251,491

Insurance Carriers

ING America Insurance Holdings
50,000,000	6.52	02/23/2001	49,520,056

Personal Credit

Associates Corp., N.A.
50,000,000	6.48	02/08/2001	49,658,000

Transportation Equipment

General Motors Acceptance Corp.
100,000,000	6.58	01/19/2001	99,671,000

Total Commercial Paper and Corporate Obligations			$ 1,998,313,508

Bank and Medium-Term Notes—1.9%

AT&T Corp.
$ 25,000,000	6.67%	03/08/2001	$ 25,000,000

BankOne, N.A.
30,000,000	6.41	06/06/2001	30,000,000

U.S. Bank, N.A.
80,000,000	6.73	02/08/2001	79,995,858

Total Bank and Medium-Term Notes			$ 134,995,858

Bank and Medium-Term Notes—Eurodollar—3.0%

Argentaria Global Finance Ltd.
$ 31,000,000	6.75%	02/08/2001	$ 30,998,889

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Bank and Medium-Term Notes—Eurodollar (continued)

Bank of Scotland Treasury Services
$ 80,000,000	6.77%	01/19/2001	$ 79,997,984

France Telecom S.A.
100,000,000	6.73	01/16/2001	99,999,786

Total Bank and Medium-Term Notes—Eurodollar			$ 210,996,659

Certificates of Deposit—1.6%

First Union National Bank
$ 30,000,000	6.90%	04/27/2001	$ 30,000,504

Huntington National Bank
45,000,000	6.52	01/16/2001	44,999,085

U.S. Bank, N.A.
40,000,000	6.57	01/16/2001	40,000,000

Total Certificates of Deposit			$ 114,999,589

Certificates of Deposit—Eurodollar—2.2%

Bayerische Hypo-Vereins
$ 65,000,000	6.60%	11/23/2001	$ 65,005,517

Credit Agricole Indosuez, Euro
85,000,000	6.75	10/10/2001	85,236,106

Total Certificates of Deposit— Eurodollar			$ 150,241,623

Certificates of Deposit-Yankeedollar—14.1%

Bank of Scotland, New York
$ 90,000,000	6.70%	02/15/2001	$ 89,994,736

Banque Nationale de Paris
25,000,000	6.55	01/16/2001	24,999,492

Commerzbank, New York
55,000,000	6.60	02/01/2001	54,997,782

Deutsche Bank, New York
87,000,000	6.54	01/16/2001	86,998,232
65,000,000	6.67	03/08/2001	64,994,422
45,000,000	7.07	05/03/2001	44,995,732

Landesbank Baden-Wuerttemberg
75,000,000	6.36	06/12/2001	75,001,635

Royal Bank of Canada
100,000,000	6.47	01/10/2001	99,998,771

Societe Generale, New York
72,000,000	6.56	01/24/2001	71,998,060
50,000,000	6.88	04/30/2001	49,996,912

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Certificates of Deposit—Yankeedollar (continued)

Svenska Handelsbanken
$ 60,000,000	6.77%	03/22/2001	$ 59,995,011

UBS AG, Stamford
100,000,000	6.48	03/01/2001	100,001,615
50,000,000	6.88	04/30/2001	49,996,911

Westpac Banking Corp.
50,000,000	6.71	03/09/2001	49,996,516
55,000,000	6.78	04/17/2001	54,995,458

Total Certificates of Deposit— Yankeedollar			$ 978,961,285

Time Deposits—2.6%

Banque Bruxelles Lambert
$ 100,000,000	6.81%	01/03/2001	$ 100,000,000

ING Bank N.V.
82,000,000	6.25	01/02/2001	82,000,000

Total Time Deposits			$ 182,000,000

Variable Rate Obligations#—44.6%

Abbey National Treasury Services
$ 185,000,000	6.61%	01/16/2001	$ 184,942,671
85,000,000	6.56	01/25/2001	84,965,418

Asset Securitization Corp.
100,000,000	6.64	01/12/2001	99,999,714

AT&T Corp.
75,000,000	6.69	01/08/2001	74,997,364
100,000,000	6.55	03/14/2001	100,000,000

Bank of Scotland Treasury Services
80,000,000	6.65	03/05/2001	80,000,000

Bank of Scotland, New York
50,000,000	6.62	03/02/2001	49,995,958

Bayerische Hypo-Vereins
100,000,000	6.57	01/29/2001	99,992,243
100,000,000	6.56	01/30/2001	99,981,993

Bayerische Landesbank, New York
100,000,000	6.73	01/02/2001	99,981,216
70,000,000	6.56	01/29/2001	69,994,466

C.S. First Boston
100,000,000	6.68	01/22/2001	99,993,706

Canadian Imperial Bank of Commerce
150,000,000	6.56	01/30/2001	149,969,990

Comerica Bank Detroit
50,000,000	6.73	01/02/2001	49,997,858

Statement of Investments

Financial Square Money Market Fund    (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations (continued)

Commerzbank, New York
$ 165,000,000	6.57%	01/29/2001	$ 164,986,177

Credit Communal de Belgique S.A.
50,000,000	6.48	03/14/2001	49,995,175

DaimlerChrysler, N.A. Corp.
80,000,000	6.62	02/22/2001	79,991,700

Den Danske Bank Corp.
100,000,000	6.62	01/22/2001	99,989,486

Deutsche Bank
25,000,000	6.63	01/16/2001	25,005,811

FleetBoston Financial Corp.
100,000,000	6.48	03/13/2001	99,984,925

General Motors Acceptance Corp.
25,000,000	7.06	01/08/2001	25,001,300

J.P. Morgan & Co., Inc.
110,000,000	6.75	01/08/2001	110,000,000
75,000,000	6.69	01/16/2001	75,000,354

Merrill Lynch & Co., Inc.
50,000,000	6.78	01/02/2001	49,999,194
70,000,000	6.73	01/08/2001	69,998,767
50,000,000	6.76	01/12/2001	50,000,000
25,000,000	6.71	01/16/2001	24,999,967
25,000,000	6.71	01/16/2001	24,999,968
100,000,000	7.01	01/26/2001	100,018,850

New York Life Insurance Co.
40,000,000	6.76	03/01/2001	40,000,000
25,000,000	6.51	03/23/2001	25,000,000

Societe Generale, New York
60,000,000	6.56	01/29/2001	59,994,307

Southtrust Bank of Alabama, N.A.
110,000,000	6.65	01/02/2001	109,974,172

SunAmerica Life Insurance Co.
50,000,000	6.87	01/02/2001	50,000,000

Wells Fargo & Co.
75,000,000	6.49	03/19/2001	74,991,750

Westdeutsche Landesbank, New York
100,000,000	6.57	01/23/2001	99,989,186
100,000,000	6.56	01/29/2001	99,979,912
150,000,000	6.57	01/29/2001	149,988,364

Total Variable Rate Obligations	$3,104,701,962

Total Investments before Repurchase Agreement	$6,875,210,484

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreement*—0.4%

Joint Repurchase Agreement Account I
$ 25,200,000	6.15%	01/02/2001	$ 25,200,000

Total Repurchase Agreement			$ 25,200,000

Total Investments			$ 6,900,410,484

#	Variable rate security index is based on either Federal Funds, LIBOR, or Prime lending rate.
*	Unless noted, all repurchase agreements were entered into on December 29, 2000.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.
Statement of Investments

Financial Square Treasury Obligations Fund

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations—6.5%

United States Treasury Notes
$ 52,000,000	4.50%	01/31/2001	$ 51,930,357
50,000,000	5.38	02/15/2001	49,946,541
102,000,000	5.00	02/28/2001	101,783,383
62,000,000	4.88	03/31/2001	61,772,828
50,000,000	5.63	05/15/2001	49,856,499

Total U.S. Treasury Obligations			$315,289,608

Total Investments before Repurchase Agreements			$315,289,608

Repurchase Agreements∧ *—93.5%

ABN/AMRO, Inc.
$ 211,000,000	5.85%	01/02/2001	$211,000,000
Maturity Value: $211,137,150

Bank of America
40,000,000	6.00	01/02/2001	40,000,000
Maturity Value: $40,026,667

Barclays Bank
211,000,000	6.12	01/02/2001	211,000,000
Maturity Value: $211,143,480

Bear Stearns Cos., Inc.
211,000,000	5.38	01/02/2001	211,000,000
Maturity Value: $211,126,131

C.S. First Boston Corp.
190,000,000	6.38	01/08/2001	190,000,000
Maturity Value: $191,077,511
Dated: 12/07/00

Deutsche Bank
190,000,000	6.40	01/02/2001	190,000,000
Maturity Value: $190,979,556
Dated: 12/04/00

Goldman, Sachs & Co.
180,000,000	6.21	03/20/2001	180,000,000
Maturity Value: $182,794,500
Dated: 12/20/00

Greenwich Capital
211,000,000	6.00	01/02/2001	211,000,000
Maturity Value: $211,140,667

Joint Repurchase Agreement Account I
2,227,800,000	6.15	01/02/2001	2,227,800,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements (continued)

Lehman Brothers Holdings, Inc.
$ 150,000,000	6.37%	01/02/2001	$ 150,000,000
Maturity Value: $150,769,708
Dated: 12/04/00

Merrill Lynch & Co., Inc.
211,000,000	6.10	01/02/2001	211,000,000
Maturity Value: $211,143,011

Salomon Smith Barney, Inc.
50,000,000	5.50	01/02/2001	50,000,000
Maturity Value: $50,030,556
135,000,000	6.25	01/05/2001	135,000,000
Maturity Value: $135,679,688
Dated: 12/07/00

Societe Generale
165,000,000	6.00	01/02/2001	165,000,000
Maturity Value: $165,110,000

UBS Warburg LLC
125,000,000	6.52	02/02/2001	125,000,000
Maturity Value: $129,029,722
Dated: 08/08/00

Total Repurchase Agreements			$4,507,800,000

Total Investments			$4,823,089,608

∧	At December 31, 2000, these agreements were fully collateralized by U.S. Treasury obligations.
*	Unless noted, all repurchase agreements were entered into on December 29, 2000.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Statement of Investments

Financial Square Treasury Instruments Fund

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations—99.9%

United States Treasury Bills
$ 25,000,000	6.14%	01/04/2001	$ 24,987,219
38,000,000	5.65	01/11/2001	37,940,361
38,000,000	5.68	01/18/2001	37,898,075
13,300,000	6.14	01/18/2001	13,261,469
5,000,000	5.93	01/25/2001	4,980,233
10,000,000	6.16	01/25/2001	9,958,934
63,000,000	5.89	02/01/2001	62,680,467
20,000,000	5.57	02/08/2001	19,882,411
41,000,000	6.17	02/08/2001	40,732,976
28,700,000	6.17	02/15/2001	28,478,651
4,000,000	5.55	02/22/2001	3,967,934
11,800,000	5.67	02/22/2001	11,703,358
127,200,000	5.77	02/22/2001	126,140,777
20,300,000	5.70	03/01/2001	20,110,531
110,000,000	6.11	03/01/2001	108,899,404
6,300,000	5.25	03/29/2001	6,220,069
75,000,000	5.88	03/29/2001	73,934,250

United States Treasury Notes
75,000,000	4.50	01/31/2001	74,912,109
65,000,000	5.00	02/28/2001	64,878,832
75,000,000	5.63	02/28/2001	74,975,374

Total U.S. Treasury Obligations			$846,543,434

Total Investments			$846,543,434

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Statement of Investments

Financial Square Government Fund

December 31, 2000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations—73.2%

Federal Home Loan Bank
$ 50,000,000	6.62	%#	01/01/2001	$ 49,978,219
40,000,000	6.52	#	01/15/2001	39,982,997
75,000,000	6.51	#	01/17/2001	74,975,712
140,000,000	6.55	#	01/19/2001	139,923,822
50,000,000	6.50	#	01/20/2001	49,983,562
25,000,000	6.35		02/01/2001	24,998,355
30,000,000	6.30		02/07/2001	29,992,782
35,000,000	6.39		02/07/2001	34,998,715
25,000,000	6.52		03/28/2001	24,988,128
40,000,000	6.68		05/08/2001	40,000,000

Federal Home Loan Mortgage Corp.
50,000,000	6.35		01/05/2001	49,998,842
220,000,000	6.59	#	01/10/2001	219,996,349
35,000,000	6.26		01/12/2001	34,998,864
175,000,000	6.45	#	01/21/2001	174,914,715
75,000,000	6.47	#	01/26/2001	74,982,259
93,000,000	6.39		03/01/2001	92,026,058

Federal National Mortgage Association
117,000,000	6.52	#	01/02/2001	116,971,551
40,000,000	5.00		01/05/2001	39,990,400
126,000,000	6.45		01/18/2001	125,616,225
79,964,000	6.41		02/15/2001	79,323,788
100,000,000	6.49	#	03/01/2001	99,987,069
100,000,000	6.54	#	03/03/2001	99,964,294
35,000,000	6.55		03/20/2001	34,997,689
20,445,000	6.06		11/02/2001	19,395,320
25,000,000	6.07		11/02/2001	23,714,340
65,000,000	6.50		11/14/2001	65,010,841
17,000,000	6.06		11/16/2001	16,087,128
40,000,000	6.41		11/27/2001	39,984,702
50,000,000	6.26		12/06/2001	49,990,248

Student Loan Marketing Association
100,000,000	6.30	#	01/03/2001	99,991,100
120,000,000	6.31	#	01/03/2001	119,995,070
50,000,000	6.31	#	01/03/2001	49,985,600
30,000,000	6.45	#	01/03/2001	29,999,707

Total U.S. Government Agency Obligations				$ 2,267,744,451

Total Investments before Repurchase Agreements				$ 2,267,744,451

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements∧ *—26.5%
C.S. First Boston Corp.
$200,000,000	6.57%	01/05/2001	$ 200,000,000
Maturity Value: $202,153,500
Dated: 11/07/00
Joint Repurchase Agreement Account I
70,800,000	6.15	01/02/2001	70,800,000
Joint Repurchase Agreement Account II
400,000,000	6.48	01/02/2001	400,000,000
UBS Warburg LLC
150,000,000	6.52	01/05/2001	150,000,000
Maturity Value: $150,815,000
Dated: 12/06/00

Total Repurchase Agreements			$ 820,800,000

Total Investments			$ 3,088,544,451

#	Variable rate security index is based on either Federal Funds, LIBOR, U.S. Treasury Bill, or Prime lending rate.

∧	At December 31, 2000, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.

*	Unless noted, all repurchase agreements were entered into on December 29, 2000.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Statement of Investments

Financial Square Federal Fund

December 31, 2000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations—99.8%

Federal Farm Credit Bank
$ 100,000,000	6.50%		01/01/2001	$ 100,000,000
28,000,000	6.64	#	01/01/2001	27,985,351
55,000,000	6.64	#	01/01/2001	54,984,113
70,000,000	6.48	#	01/02/2001	69,987,083
491,500,000	6.49	#	01/02/2001	491,500,000
25,000,000	6.88	#	01/03/2001	25,000,000
55,000,000	6.39		01/03/2001	54,980,475
123,000,000	6.42		01/03/2001	122,956,130
45,000,000	6.30		01/04/2001	44,976,375
20,000,000	6.39		01/04/2001	19,989,350
21,000,000	6.40		01/04/2001	20,988,800
30,000,000	6.30		01/05/2001	29,979,000
13,000,000	6.40		01/05/2001	12,990,756
52,000,000	6.32		01/09/2001	51,926,969
26,273,000	6.43		01/09/2001	26,235,459
66,805,000	6.18		01/10/2001	66,701,786
11,000,000	6.38		01/10/2001	10,982,455
25,000,000	6.56	#	01/10/2001	24,999,335
50,000,000	6.32		01/11/2001	49,912,222
24,000,000	6.38		01/11/2001	23,957,467
68,000,000	6.32		01/12/2001	67,868,685
35,000,000	6.37		01/12/2001	34,931,876
17,711,000	6.43		01/12/2001	17,676,203
60,000,000	6.54	#	01/13/2001	59,983,585
300,000,000	6.48	#	01/15/2001	300,000,000
24,058,000	6.43		01/16/2001	23,993,545
20,000,000	6.37		01/17/2001	19,943,378
25,000,000	6.40		01/17/2001	24,928,889
60,000,000	6.20		01/19/2001	59,814,000
25,000,000	6.39		01/19/2001	24,920,125
15,000,000	6.39		01/23/2001	14,941,425
50,000,000	6.38		01/24/2001	49,796,194
160,000,000	6.19		01/25/2001	159,339,733
15,000,000	6.40		01/26/2001	14,933,333
15,000,000	6.39		01/31/2001	14,920,125
50,000,000	6.35		02/01/2001	49,726,597
30,000,000	6.32		02/07/2001	29,805,133
27,000,000	6.37		02/07/2001	26,823,233
20,000,000	6.37		02/08/2001	19,865,522
25,000,000	6.38		02/09/2001	24,827,208
75,000,000	6.33		02/16/2001	74,393,375
30,000,000	6.36		02/23/2001	29,719,100
60,000,000	6.60		03/01/2001	59,999,350
100,000,000	6.32		03/02/2001	98,946,667

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations (continued)

Federal Farm Credit Bank (continued)
$ 25,000,000	6.33%		03/08/2001	$ 24,709,875
18,000,000	6.15		03/15/2001	17,775,525
48,000,000	6.08		03/22/2001	47,351,467
17,150,000	5.13		04/02/2001	17,099,544
150,000,000	6.40		11/01/2001	150,187,987
15,939,000	6.07		11/07/2001	15,106,564

Federal Home Loan Bank
70,000,000	6.45	#	01/02/2001	69,968,001
100,000,000	6.47	#	01/02/2001	99,979,120
100,000,000	6.49	#	01/02/2001	99,994,932
60,000,000	6.50	#	01/02/2001	59,997,763
60,000,000	6.51	#	01/02/2001	60,000,000
200,000,000	6.62	#	01/02/2001	199,912,877
9,866,000	6.32		01/03/2001	9,862,536
60,000,000	6.38	#	01/03/2001	60,000,000
46,000,000	6.43		01/05/2001	45,967,136
73,900,000	6.36		01/10/2001	73,782,499
95,400,000	6.42		01/10/2001	95,246,883
9,300,000	6.43		01/10/2001	9,285,050
20,608,000	6.44		01/10/2001	20,574,821
225,000,000	6.42		01/12/2001	224,558,625
65,000,000	6.43		01/12/2001	64,872,293
100,000,000	6.58	#	01/12/2001	99,946,896
180,000,000	6.51	#	01/15/2001	179,923,488
175,000,000	6.52	#	01/15/2001	174,925,614
80,000,000	6.42		01/17/2001	79,771,734
29,806,000	6.43		01/17/2001	29,720,821
6,294,000	6.45		01/17/2001	6,275,957
190,000,000	6.51	#	01/17/2001	189,938,471
65,000,000	6.36		01/18/2001	64,999,124
121,805,000	6.42		01/19/2001	121,414,006
150,000,000	6.55	#	01/19/2001	149,918,380
190,000,000	6.50	#	01/20/2001	189,937,534
55,000,000	6.20		01/24/2001	54,782,139
73,199,000	6.42		01/24/2001	72,898,762
60,000,000	6.43		01/26/2001	59,732,083
370,748,000	6.42		01/31/2001	368,764,498
207,254,000	6.44		01/31/2001	206,142,601
23,942,000	6.46		01/31/2001	23,813,112
60,000,000	6.35		02/01/2001	59,996,849
21,970,000	6.40		02/07/2001	21,825,486
54,000,000	6.40		02/16/2001	53,558,745
28,871,000	6.40		02/16/2001	28,634,899
200,000,000	6.53	#	02/17/2001	199,914,672

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
$ 60,000,000	6.40%		02/21/2001	$ 59,456,000
50,000,000	6.38		02/22/2001	49,539,222
41,161,000	6.15		02/23/2001	40,788,322
50,000,000	6.17		02/23/2001	49,545,819
46,340,000	6.38		02/23/2001	45,904,739
49,100,000	6.08		03/02/2001	48,602,453
75,000,000	6.13		03/02/2001	74,233,750
50,000,000	6.16		03/02/2001	49,486,667
169,585,000	6.35		03/02/2001	167,790,225
216,393,000	6.28		03/07/2001	213,939,344
15,633,000	6.22		03/12/2001	15,443,928
50,000,000	6.22		03/14/2001	49,378,000
25,000,000	6.50		03/15/2001	24,988,685
59,775,000	6.16		03/16/2001	59,018,115
26,888,000	6.18		03/16/2001	26,546,433
75,000,000	6.29	#	03/17/2001	74,961,624
25,000,000	6.13		03/21/2001	24,663,702
200,000,000	6.14		03/21/2001	197,305,222
150,000,000	6.10		03/28/2001	147,814,167
150,000,000	6.25	#	03/28/2001	149,946,007
30,000,000	6.52		03/28/2001	29,985,734
4,100,000	6.12		03/30/2001	4,038,664
36,800,000	5.97		04/11/2001	36,189,734
25,000,000	5.98		04/11/2001	24,584,722
59,110,000	5.13		04/17/2001	58,902,829
50,000,000	6.63		05/02/2001	49,958,032
80,000,000	6.68		05/08/2001	80,000,000
26,047,000	6.17		05/23/2001	25,413,088
16,790,000	6.18		05/23/2001	16,380,716
14,118,000	6.17		05/25/2001	13,769,568
13,079,000	6.16		05/30/2001	12,745,544
20,880,000	6.10		06/01/2001	20,345,762
50,000,000	6.09		06/06/2001	48,680,500
29,500,000	6.05		06/08/2001	28,716,693
13,800,000	5.80		06/22/2001	13,417,587
16,910,000	6.50		09/19/2001	16,907,229
135,000,000	7.13		11/15/2001	136,117,788
20,000,000	6.38		11/29/2001	19,993,087

Student Loan Marketing Association
150,000,000	6.45		01/02/2001	149,973,146
50,000,000	6.29	#	01/03/2001	49,973,917
210,000,000	6.31	#	01/03/2001	210,001,717
250,000,000	6.31	#	01/03/2001	249,936,003
80,000,000	6.36	#	01/03/2001	80,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations (continued)

Student Loan Marketing Association (continued)
$ 70,000,000	6.45	%#	01/03/2001	$ 69,999,248
150,000,000	6.41		01/04/2001	149,919,875
97,800,000	6.42		01/04/2001	97,747,677
60,000,000	6.55		02/14/2001	59,995,672
40,000,000	6.27		03/02/2001	39,582,000
76,471,000	6.16		03/21/2001	75,437,282
47,000,000	6.10		10/16/2001	44,706,400
20,000,000	6.07		11/13/2001	18,934,378

Tennessee Valley Authority
70,000,000	6.40		01/12/2001	69,863,111
15,080,000	6.42		01/12/2001	15,050,418
50,000,000	6.32		02/02/2001	49,719,111
175,000,000	6.32		02/07/2001	173,863,278

Total U.S. Government Agency Obligations				$ 10,346,402,710

Total Investments				$ 10,346,402,710

#	Variable rate security index is based on either U.S. Treasury Bill, Federal Funds, LIBOR or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Statement of Investments

Financial Square Tax-Free Money Market Fund

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Alabama—2.7%
Alabama Public School & College Authority RB Series 1999 D (AA/Aa3)
$ 4,000,000	5.00%	08/01/2001	$ 4,015,651

Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
17,500,000	5.00	01/02/2001	17,500,000

Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1995 B (A-1/VMIG1)
2,800,000	5.00	01/02/2001	2,800,000

Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1996 A (A-1)
9,700,000	5.00	01/02/2001	9,700,000

Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1999 A (A-1/VMIG1)
7,350,000	5.00	01/02/2001	7,350,000

Eutaw IDB VRDN PCRB Refunding for Alabama Power Co. Series 1998 (A-1)
5,700,000	5.00	01/02/2001	5,700,000

Homewood EBA VRDN Educational Facilities for Samford University Series 1999 (AMBAC) (VMIG1)
20,200,000	5.00	01/02/2001	20,200,000

Homewood EBA VRDN for Samford University (Southtrust Bank N.A. SPA) (VMIG1)
5,700,000	5.00	01/01/2001	5,700,000

Mobile City IDRB VRDN PCRB for Alabama Power Co. Series 1993 A (A-1/VMIG1)
5,100,000	4.73	01/04/2001	5,100,000

			$ 78,065,651

Alaska—0.7%
Alaska State Housing Finance Corp. VRDN Series 2000 B (A-1+/VMIG1)
$ 19,500,000	4.85 >	01/03/2001	$ 19,500,000

Arizona—0.9%
Arizona State Transportation Board Excise Tax RB for Maricopa County Regional Area Road (AMBAC) (AAA/Aaa)
$ 12,000,000	4.75%	07/01/2001	$ 12,022,302

Arizona State Transportation Board Excise Tax RB for Maricopa County Regional Area Road Series 1998 A (AA/Aa2)
5,000,000	5.00	07/01/2001	5,015,114

Arizona Transportation Board Highway RB Subordinate Series 1991 A (AA/Aaa)
3,600,000	6.50	07/01/2001	3,687,566

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Arizona (continued)
Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (A-1+/VMIG1)
$ 3,500,000	4.90%	01/03/2001	$ 3,500,000

Tempe VRDN Excise Tax Revenue Obligations Series 1998 (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
1,200,000	4.95	01/02/2001	1,200,000

			$ 25,424,982

California—0.7%
Fresno VRDN RB for Trinity Health Credit Series 2000 C (A-1+/VMIG1)
$ 1,015,000	4.35%	01/04/2001	$ 1,015,000

Glendale California COPS VRDN for Police Buliding Project (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
15,300,000	4.05	01/04/2001	15,300,000

MSR Public Power Agency Subordinate Lien VRDN RB for San Juan Project Series 1997 D (MBIA) (A-1+/VMIG1)
3,700,000	4.05	01/04/2001	3,700,000

			$ 20,015,000

Colorado—0.2%
City & County of Denver GO Refunding Series 1998 A (AA+/Aa2)
$ 3,000,000	5.00%	08/01/2001	$ 3,010,896

Moffat County VRDN PCRB Refunding for Pacificorp Projects Series 1994 (AMBAC) (A-1+/VMIG1)
3,655,000	4.90	01/02/2001	3,655,000

			$ 6,665,896

Florida—3.6%
Broward County MF Hsg. VRDN RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
$ 9,600,000	4.67%	01/04/2001	$ 9,600,000

Florida Board of Education Capital Outlay GO Refunding Public Education Series 1998 B (AA+/Aa2)
4,065,000	6.00	06/01/2001	4,092,453

Florida Department of Transportation Eagle Tax-Exempt Trust Series 96C 0903 (A-1+)
12,750,000	4.94	01/04/2001	12,750,000

Florida Local Government Financing Commission Pooled CP Notes Series A (First Union National Bank LOC) (A-1/P-1)
21,930,000	4.35	01/19/2001	21,930,000
6,500,000	4.30	05/10/2001	6,500,000
7,000,000	4.30	06/07/2001	7,000,000

Jacksonville County Electric Authority VRDN Subordinated Electric Systems Series 2000 F (A-1+/VMIG1)
3,600,000	5.00%	01/02/2001	3,600,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Florida (continued)

Jacksonville County Electric Authority VRDN RB Subordinated Electric Systems Series 2000 C (A-1+/VMIG1)
$ 3,300,000	5.00%	01/02/2001	$ 3,300,000

Kissimmee Utility Authority CP Notes Series 2000 B (P-1)
5,250,000	4.35	01/24/2001	5,250,000

Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series (Bank of America N.A. LOC) (VMIG1)
10,900,000	5.00	01/03/2001	10,900,000

Palm Beach County School Board COPS Floating Rate PA-658 Series 2000 A (A-1+)
7,870,000	4.94	01/04/2001	7,870,000

Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-1 (NRU LOC) (A-1+/P1)
3,400,000	5.05	01/03/2001	3,400,000

Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-2 (NRU LOC) (A-1+/P1)
6,180,000	5.05	01/03/2001	6,180,000

Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 S (NRU LOC) (A-1+/P1)
2,455,000	5.05	01/03/2001	2,455,000

			$ 104,827,453

Georgia—7.1%
Atlanta Airport Revenue VRDN (FGIC) (A-1+)
$ 15,385,000	4.94%	01/04/2001	$ 15,385,000

Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1997 (A-1+/VMIG1)
26,900,000	5.00	01/02/2001	26,900,000

Burke County IDA PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
6,600,000	4.85	01/02/2001	6,600,000

Burke County IDA PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (A-1+/VMIG1)
30,825,000	4.95	01/03/2001	30,825,000

Dekalb County Hospital Authority Anticipation Certificates for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
1,730,000	5.00	01/03/2001	1,730,000

Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Children’s Health Care System Project Series 1998 B (Suntrust Bank LOC) (VMIG1)
11,000,000	4.75	01/03/2001	11,000,000

Fulco Hospital Authority VRDN Revenue Anticipation Certificates for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
5,400,000	5.00	01/03/2001	5,400,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Georgia (continued)

Metropolitan Atlanta Rapid Transportation Authority VRDN RB Series B (Bayerische Landesbank LOC / Westdeutsche Landesbank LOC) (A-1+/VMIG1)
$ 16,000,000	4.80%	01/03/2001	$ 16,000,000

Municipal Electric Authority of Georgia VRDN RB General Series 1985 C (Bayerische Landesbank Girozentrale)
3,200,000	4.95	01/03/2001	3,200,000

Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 B (ABN AMRO Bank LOC)
9,700,000	4.60	01/03/2001	9,700,000

Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 D (ABN AMRO Bank LOC) (A-1+/VMIG1)
3,000,000	4.95	01/03/2001	3,000,000

Municipal Electric Authority of Georgia VRDN RB Series 1985 B (A-1+/VMIG1)
17,000,000	4.60	01/03/2001	17,000,000

Municipal Electric Authority of Georgia VRDN RB Series A (Bayerische/Westdeutsche/Wachovia LOC)
13,255,000	4.16	04/02/2001	13,255,000

Municipal Electric Authority RB for General Resolution Projects Subordinated Series 2000 B (F-1+/VMIG1)
9,100,000	4.60	01/03/2001	9,100,000

Municipal Electric Authority RB Series 1994 E (ABN AMRO Bank LOC) (A-1+/VMIG1)
10,000,000	5.05	01/03/2001	10,000,000

Private Colleges & University Facilities Authority VRDN RB for Emory University Series 2000 B (A-1+/VMIG1)
11,000,000	4.60	01/03/2001	11,000,000

Private Colleges & University Facilities Authority VRDN RB for Emory University Series 2000 C (A-1+/VMIG1)
5,000,000	4.60	01/03/2001	5,000,000

Putnam County IDA VRDN PCRB Georgia Power Co. Second Series 1997 (A-1/VMIG1)
4,400,000	5.00	01/02/2001	4,400,000

State of Georgia GO Series 2000 D (AAA/Aaa)
6,890,000	6.00	10/01/2001	6,973,684

			$ 206,468,684

Hawaii—0.3%
Honolulu City & County GO VRDN Series 2000 A (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/Aaa)
$ 8,150,000	5.00%	01/03/2001	$ 8,150,000

Statement of Investments

Financial Square Tax-Free Money Market Fund    (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Idaho—1.1%
Idaho Health Facilities Authority VRDN RB for St. Luke’s Medical Center Series 2000 (FSA) (A-1+/VMIG1)
$ 11,700,000	4.90%	01/02/2001	$ 11,700,000

Idaho State for TANS Series 2000 (SP1+/MIG1)
20,000,000	5.38	06/29/2001	20,094,912

			$ 31,794,912

Illinois—8.7%
Chicago City GO Series 2000 A (Landesbank Hessen-Thueringen Girozentrale LOC) (SP-1+/VMIG1)
$ 5,000,000	4.25%	10/25/2001	$ 5,000,000

Chicago City RB for Chicago Midway Airport Series 1997 Societe Generale Trustor Floating Rate Receipts (MBIA) (Societe Generale LOC) (A-1+)
7,540,000	4.94	01/04/2001	7,540,000

Chicago Park District TANS (SP1+/MIG1)
17,500,000	5.13	09/21/2001	17,599,305

City of Chicago Board Of Education GO VRDN Series 2000 C (FSA) (Dexia Public Finance Bank) (A-1+/VMIG1)
10,000,000	4.90	01/04/2001	10,000,000

City of Chicago Board Of Education GO VRDN Series 2000 D (Dexia Public Finance Bank SPA) (FSA) (A-1+/VMIG1)
12,500,000	4.90	01/04/2001	12,500,000

City of Chicago Water RB Series 2000 (Bank One, N.A. LOC) (A-1+/VMIG1)
7,300,000	4.80	01/03/2001	7,300,000

Cook County GO VRDN Series 1996 (A-1+/VMIG1)
33,000,000	4.95	01/03/2001	33,000,000

Evanston GO VRDN Maple Street Project Series 2000 A (VMIG1)
9,500,000	4.95	01/03/2001	9,500,000

Evanston GO VRDN Maple Street Project Series 2000 C (VMIG1)
5,400,000	4.95	01/03/2001	5,400,000

Evanston GO VRDN Maple Street Project Series 2000 D (VMIG1)
5,000,000	4.95	01/03/2001	5,000,000

Illinois GO Eagle Tax-Exempt Trust Series 96C 1301 (A-1+)
5,000,000	4.94	01/04/2001	5,000,000

Illinois Health Facilities Authority VRDN RB for Evanston Northwestern Corp. Series 1998 (A-1+/VMIG1)
10,000,000	4.75	05/31/2001	10,000,000

Illinois Health Facilities Authority VRDN RB for Northwest Community Hospital Series 1995 (A-1/VMIG1)
25,300,000	5.05	01/04/2001	25,300,000

Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One, N.A. LOC) (A-1/VMIG1)
18,325,000	4.95	01/03/2001	18,325,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Illinois (continued)
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One, N.A. LOC) (A-1/VMIG1)
$ 27,200,000	4.95%	01/03/2001	$ 27,200,000

Illinois State GO Eagle Tax-Exempt Trust Series 96C 1305 Class A COPS (FGIC) (A-1/VMIG1)
14,850,000	4.94	01/04/2001	14,850,000

Illinois State GO Series 2000 (A-1/VMIG1)
3,600,000	4.75	12/01/2001	3,614,903

Illinois State Toll Highway Authority VRDN RB Series 1998 B (FSA) (F-1+/VMIG1)
24,500,000	4.75	01/04/2001	24,500,000

Illinois State Toll Highway Priority Series 1993 B (Societe Generale LOC) (MBIA) (A-1+/VMIG1)
600,000	4.70	01/03/2001	600,000

Metropolitan Pier Eagle Tax-Exempt Trust Series 2000 1307 (FGIC) (A-1+)
7,205,000	4.94	01/04/2001	7,205,000

Village of Sauget VRDN PCRB for Pharmacia Corp. Project Series 1992 (P1)
1,000,000	4.95	01/03/2001	1,000,000

Village of Sauget VRDN PCRB for Pharmacia Corp. Project Series 1993 (P1)
1,900,000	4.95	01/03/2001	1,900,000

			$ 252,334,208

Indiana—1.1%
Fort Wayne City Hospital Authority VRDN RB for Parkview Memorial Hospital Series 1985 B (Bank of America LOC) (VMIG1)
$ 1,600,000	4.65%	01/03/2001	$ 1,600,000

Fort Wayne City Hospital Authority VRDN RB for Parkview Memorial Hospital Series 1989 B (Bank of America LOC) (VMIG1)
15,700,000	4.70	01/04/2001	15,700,000

Indiana TFA Eagle Tax-Exempt Trust Series 20001401 (A-1+)
5,000,000	4.94	01/04/2001	5,000,000

Princeton Indiana VRDN PCRB Refunding for PSI Energy, Inc. Project Series 1996 (Canadian Imperial Bank of Commerce LOC) (A-1+/VMIG1)
3,000,000	4.90	01/02/2001	3,000,000

Warrick County VRDN PCRB for ALCOA Project Series 1992 (A-1)
7,475,000	4.75	01/04/2001	7,475,000

			$ 32,775,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Iowa—1.1%
Chillicothe City VRDN PCRB for Midamerican Energy Co./Midwest Power Systems Series 1993 A (A-1/VMIG1)
$ 2,400,000	5.10%	01/03/2001	$ 2,400,000

Iowa Financing Authority VRDN RB Refunding for Trinity Health Series 2000 D (Morgan Guaranty Trust SPA) (A-1+)
28,815,000	4.85	01/04/2001	28,815,000

			$ 31,215,000

Kansas—1.7%
Kansas State Department Transportation Highway VRDN RB Series 2000 B-1 (A-1+/VMIG1)
$ 22,000,000	4.90%	01/02/2001	$ 22,000,000

Kansas State Department Transportation Highway VRDN RB Series 2000 B-2 (A-1+/VMIG1)
24,000,000	4.90	01/02/2001	24,000,000

Kansas State Department Transportation Highway VRDN RB Series 2000 C-2 (A-1+/VMIG1)
4,000,000	4.85	01/03/2001	4,000,000

			$ 50,000,000

Kentucky—1.1%
Kentucky Asset Liability Series 1998 A (A-1+/VMIG1)
$ 4,100,000	4.25%	01/25/2001	$ 4,100,000

Kentucky Asset/Liability Commission TRANS Series 2000 A (SP1+/MIG1)
13,000,000	5.25	06/27/2001	13,042,815

Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (A-1+/VMIG1)
15,508,000	4.78	01/03/2001	15,508,000

			$ 32,650,815

Louisiana—2.1%
Calcasieu Parish IDA VRDN Refunding for Olin Corp. Series 1993 B (Wachovia Bank LOC) (A-1+)
$ 5,900,000	5.00%	01/02/2001	$ 5,900,000

Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A (A-1+/VMIG1)
10,500,000	4.95	01/02/2001	10,500,000

New Orleans Aviation Board RB Refunding Series 1993 B (MBIA) (A-1+/VMIG1)
27,035,000	4.80	01/03/2001	27,035,000

Plaquemine Port Harbor & Terminal District Series 1985 B (P-1)
3,200,000	4.30	01/10/2001	3,200,000

Saint James Parish Louisiana VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Wachovia Bank of Georgia LOC) (BBB-)
14,000,000	4.65	01/03/2001	14,000,000

			$ 60,635,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Maryland—0.6%
Montgomery County GO Consolidated Public Improvement Series 1992 A (AAA/Aaa)
$ 4,000,000	5.20%	10/01/2001	$ 4,024,510

University of Maryland System Auxiliary Facility & Tuition P-Floats-PT 428 Series 1998 A (A-1+)
4,930,000	4.94	01/04/2001	4,930,000

Washington Suburban Sanitary District GO VRDN BANS Series 1998 (A-1+/VMIG1)
9,745,000	4.80	01/03/2001	9,745,000

			$ 18,699,510

Massachusetts—4.2%
Massachusetts VRDN GO Series 1998 B (Toronto Dominion Bank SPA) (A-1+/VMIG1)
$ 5,800,000	4.70%	01/04/2001	$ 5,800,000

Massachusetts Bay Transportation Authority GO VRDN for General Transportation Systems Series 2000 (A-1+/VMIG1)
16,000,000	4.60	01/03/2001	16,000,000

Massachusetts Bay Transportation Authority RB Refunding for General Transportation Systems RB Series 1994 A (AA/Aa2)
5,650,000	5.00	03/01/2001	5,655,259

Massachusetts Health & Educational Facilities Authority VRDN for Harvard University Series A Eagle Tax-Exempt Trust Series 972104 Class A COPS (A-1+)
10,000,000	4.84	01/04/2001	10,000,000

Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 BB (A-1+/VMIG1)
20,000,000	4.65	01/04/2001	20,000,000

Massachusetts Health & Educational Facilities Authority VRDN RB Options for Harvard University Series 1985 (A-1+/VMIG1)
17,670,000	4.65	01/04/2001	17,670,000

Massachusetts Health & Educational Facilities Authority VRDN RB Options for Harvard University Series I (A-1+/VMIG1)
5,350,000	4.65	01/04/2001	5,350,000

Massachusetts State Water Resources Authority RB Refunding for Multi-Modal General Series 1999 B (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
9,900,000	4.50	01/03/2001	9,900,000

Massachusetts State Water Resources Authority VRDN RB for Multi- Modal-Sub. General Series 1997 A (Bank of Nova Scotia SPA) (AMBAC) (A-1/VMIG1)
18,950,000	4.50	01/03/2001	18,950,000

Massachusetts Water Resources Authority Series 1999 (State Street Bank LOC) (A-1+/P-1)
7,500,000	4.25	01/25/2001	7,500,000

Statement of Investments

Financial Square Tax-Free Money Market Fund    (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Massachusetts (continued)

Massachusetts Water Resources Authority RB Refunding for Multi- Modal General Series 1998 D (FGIC) (A-1+/VMIG1)
$ 5,000,000	4.70%	01/03/2001	$ 5,000,000

			$ 121,825,259

Michigan—1.6%
Michigan Municipal Bond Authority P-Floats-PT 396 Series 2000 (A-1+)
$ 8,750,000	4.94%	01/04/2001	$ 8,750,000

Michigan State Building Authority CP Notes Series 2 (Canadian Imperial Bank of Commerce/Bank of New York/Commerzbank LOC) (A-1+/P-1)
10,000,000	4.35	01/25/2001	10,000,000

Michigan State Building Authority RB P-Floats-PT 398 Series 2000 (A-1+)
6,605,000	4.94	01/04/2001	6,605,000

Michigan State Building Authority RB Series I (AA+/Aa1)
5,065,000	5.00	10/15/2001	5,091,540

Michigan State Strategic Limited Obligation VRDN RB Refunding for Consumer Power Company Series A (A-1+/VMIG1)
2,700,000	4.85	01/02/2001	2,700,000

Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series 982202 Class A Certificates (A-1+)
12,165,000	4.94	01/04/2001	12,165,000

			$ 45,311,540

Minnesota—2.2%
City of Rochester, MN, Mayo Foundation Series 1992 B (A-1+)
$ 3,000,000	4.30%	01/10/2001	$ 3,000,000

City of Rochester, MN, Mayo Foundation Series 1992 C A-1+)
6,450,000	4.25	01/25/2001	6,450,000

City of Rochester, MN, Mayo Foundation Series 2000 B (A-1)
10,000,000	4.25	01/08/2001	10,000,000
10,000,000	4.30	01/08/2001	10,000,000

Minneapolis VRDN RB for Convention Center Series 2000 (A-1+/VMIG1)
4,900,000	4.70	01/04/2001	4,900,000

University of Minnesota VRDN RB Cap Projects Series 1999 A (A-1+/VMIG1)
30,200,000	4.90	01/03/2001	30,200,000

			$ 64,550,000

Mississippi—0.6%
Mississippi Hospital Equipment & Facilities Authority VRDN RB for Mississippi Baptist Medical enter (VMIG1)
$ 12,900,000	4.91%	01/04/2001	$ 12,900,000

Mississippi State GO Series 1997 (AA/Aa3)
3,575,000	5.00	11/01/2001	3,593,330

			$ 16,493,330

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Missouri—0.6%
Missouri Environmental Improvement & Energy VRDN PCRB Refunding for Monsanto Co. Series 1993 (P1)
$ 1,500,000	4.95%	01/03/2001	$ 1,500,000

Missouri Health & Educational Facility Authority RB for Washington University Series 1984 (A-1+/VMIG1)
8,550,000	4.95	01/03/2001	8,550,000

University of Missouri Capital Project Notes Series FY 2000-01 (SP1+/MIG1)
6,000,000	5.26	06/29/2001	6,025,377

			$ 16,075,377

Nevada—1.6%
Clark County P-Floats PA 653 Series 2000 (FGIC) (A-1+)
$ 5,765,000	4.94%	01/04/2001	$ 5,765,000
Clark County Nevada Eagle Tax-Exempt Trust Series 002801 Class A (A-1+)
1,000,000	4.94	01/04/2001	1,000,000

Clark County VRDN RB for Nevada Airport Improvement Series 1993 A (MBIA) (A-1/VMIG1)
30,460,000	4.70	01/03/2001	30,460,000

Nevada State Highway Improvement RB for Motor Vehicle Fuel Tax Series 2000 A (AA/Aa3)
8,065,000	5.00	12/03/2001	8,111,976

			$ 45,336,976

New Hampshire—0.1%
New Hampshire State GO Series 2000 A (AA+/Aa2)
$ 2,700,000	5.00%	12/03/2001	$ 2,720,047

New Jersey—0.2%
New Jersey State Transportion Trust Fund Authority RB for Transportion System Series 1997 A (AA/Aa2)
$ 6,000,000	5.00%	06/15/2001	$ 6,017,624

New Mexico—2.1%
Albuquerque NM GO Series 2000 A (AA/Aa3)
$ 20,000,000	5.00%	07/01/2001	$ 20,058,347

Albuquerque NM VRDN RB (Bank of America N.A. SPA) (MBIA) (A-1+/Aaa)
9,200,000	4.85	01/03/2001	9,200,000

New Mexico State Severance Tax RB Refunding Series 1998 B (AA/Aa2)
3,505,000	4.75	07/02/2001	3,511,695

New Mexico State Severance Tax RB Series 1997 A (AA/Aa2)
2,450,000	5.50	07/02/2001	2,463,520

New Mexico State TRANS Series 2000 A (SP-1+/MIG1)
25,000,000	5.00	06/29/2001	25,102,286

			$ 60,335,848

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York—10.0%
Long Island Power Authority Electric System VRDN RB Series 1 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
$ 78,400,000	4.85%	01/03/2001	$ 78,400,000

Long Island Power Authority Electric System VRDN RB Series 1998-6 (Morgan Guaranty Trust/ABN AMRO Bank LOC) (A-1+/VMIG1)
4,880,000	4.90	01/02/2001	4,880,000

Long Island Power Authority Electric System VRDN RB Series 2 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
7,250,000	4.60	01/03/2001	7,250,000

Long Island Power Authority Electric System VRDN RB Series 4 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
8,500,000	4.30	01/17/2001	8,500,000
4,700,000	4.30	04/11/2001	4,700,000

Metropolitan Transportation Authority Dedicated Tax Fund P-Floats-PT 656 Series 2000 A (FGIC) (A-1+)
2,625,000	4.84	01/04/2001	2,625,000

Municipal Assistance Corp. RB for City of New York Series 1996 E (AA/Aa2)
8,200,000	5.50	07/01/2001	8,247,485

New York City GO VRDN Adjustable Series 1993 E-2 (Morgan Guaranty Trust Company LOC) (A-1+/VMIG1)
7,750,000	4.85	01/02/2001	7,750,000

New York City GO VRDN Adjustable Series 1993 E-3 (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
5,150,000	4.90	01/02/2001	5,150,000

New York City Health & Hospital Corp. RB for Health System RB Series 1997 D (Bank of Nova Scotia LOC) (A-1/VMIG1)
4,520,000	4.45	01/03/2001	4,520,000

New York City Municipal Water Finance Authority CP Notes Series 4 (A-1+/P-1)
10,000,000	4.40	01/26/2001	10,000,000

New York City RANS Series 2000 A (SP1+/MIG1)
20,000,000	5.00	04/12/2001	20,043,788

New York City Transitional Finance Authority Eagle Tax Exempt Trust Class A COPS (A-1+)
2,890,000	4.86	01/04/2001	2,890,000

New York State Energy Research & Development Authority VRDN PCRB for Rochester Gas & Electric Corp. Series 1997 C (MBIA) (A-1+/VMIG1)
3,700,000	4.55	01/03/2001	3,700,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)
New York State Energy Research & Development Authority VRDN PCRB Refunding for Orange & Rockland Utilities Series 1994 A (FGIC) (A-1+/VMIG1)
$ 4,300,000	4.55%	01/03/2001	$ 4,300,000

New York State Energy Research & Development Authority VRDN PCRB Refunding for Orange & Rockland Utilities Series 1995 A (AMBAC) (A-1+/VMIG1)
3,900,000	4.55	01/03/2001	3,900,000

New York State Energy Research & Development Authority PCRB CP for New York State Electric & Gas Corp. Series 1994 B (A-1+/VMIG1)
1,900,000	5.00	01/02/2001	1,900,000

New York State Energy Research & Development Authority PCRB Refunding New York State Electric & Gas Co. (A-1/VMIG1)
6,200,000	4.85	01/02/2001	6,200,000

New York State Environmental Facilities Corp. RB Eagle Tax-Exempt Trust Series 1996 C3204 COPS (A-1+)
10,300,000	4.86	01/04/2001	10,300,000

New York State Local Government Assistance Corp. RB VRDN Series 1995 B (Bank of Nova Scotia LOC) (A-1/VMIG1)
10,200,000	4.60	01/03/2001	10,200,000

New York State Local Government Assistance Corp. RB VRDN Series 1995 C (A-1+/VMIG1)
11,200,000	4.60	01/03/2001	11,200,000

New York State Local Government Assistance Corp. RB VRDN Series 1995 F (Toronto Dominion Bank LOC) (A-1+/VMIG1)
16,500,000	4.35	01/03/2001	16,500,000

New York State Local Government Assistance Corp. RB VRDN Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
4,200,000	4.55	01/03/2001	4,200,000

Northport-East Northport Union Free School District TANS GO (MIG1)
9,250,000	5.00	06/29/2001	9,277,399

South Huntington Union Free School District TANS GO (MIG1)
6,000,000	5.00	06/29/2001	6,018,345

Triborough Bridge & Tunnel Authority Series 1999 C (AMBAC) (A-1+/VMIG1)
26,510,000	4.50	01/04/2001	26,510,000

Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2000 D (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
10,000,000	4.55	01/03/2001	10,000,000

			$ 289,162,017

Statement of Investments

Financial Square Tax-Free Money Market Fund    (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

North Carolina—2.3%
Charlotte Airport VRDN RB Refunding Series 1993 A (MBIA) (A-1+/VMIG1)
$ 15,655,000	4.70%	01/03/2001	$ 15,655,000

City of Greensboro COPS VRDN for Municipal Property Acquisition Project Series 1998 (A-1+/VMIG1)
8,500,000	4.95	01/04/2001	8,500,000

North Carolina Health Care Facilities VRDN RB Series 1999 (Wachovia Bank N.A. LOC) (A-1+)
23,890,000	4.90	01/04/2001	23,890,000

North Carolina Medical Care Commission VRDN RB for Baptist Hospitals Project Series 2000 (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
20,000,000	4.90	01/03/2001	20,000,000

			$ 68,045,000

Ohio—1.5%
Columbus Electric System VRDN RB Series 1984 (Union Bank of Switzerland LOC) (VMIG1)
$ 9,800,000	4.35%	01/01/2001	$ 9,800,000

Cuyahoga County Hospital VRDN RB for University Hospitals Health Systems, Inc. Series 1999 C (AMBAC) (A-1+/VMIG1)
6,400,000	5.05	01/04/2001	6,400,000

Hamilton County Hospital Facilities RB for the Drake Center, Inc. Series 1999 A (FIRSTAR Bank N.A. LOC) (MIG1)
4,950,000	4.80	01/04/2001	4,950,000

Hamilton County Hospital Facilities RB for the Health Alliance of Greater Cincinnati Series 1997 B (MBIA) (A-1+/VMIG1)
18,200,000	4.78	01/03/2001	18,200,000

Ohio State University General Receipts VRDN RB Series 1999 B-2 (A-1+/VMIG1)
4,450,000	4.95	01/03/2001	4,450,000

			$ 43,800,000

Oklahoma—0.6%
Muskogee Industrial Trust PCRB for Oklahoma Gas & Electric Co. Series 1997 A (A-1/VMIG1)
$ 17,000,000	5.20%	01/03/2001	$ 17,000,000

Oregon—1.4%
Oregon State GO VRDN Series 73-G (A-1+/VMIG1)
$ 20,100,000	4.95%	01/03/2001	$ 20,100,000

Oregon State GO VRDN Series 73-H (A-1+/VMIG1)
20,200,000	4.95	01/03/2001	20,200,000

			$ 40,300,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Pennsylvania—2.2%
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax- Exempt Trust 943804 Class A COPS (AMBAC)
$ 15,030,000	4.94%	01/04/2001	$ 15,030,000

Delaware County Industrial Development Authority VRDN RB for United Parcel Service Project Series 1985 (A-1+)
4,100,000	4.85	01/02/2001	4,100,000

Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (A-1/VMIG1)
3,500,000	4.80	01/03/2001	3,500,000

Philadelphia TRANS RB Series 2000 A (SP1+/MIG1)
40,000,000	5.01	06/29/2001	40,118,895

			$ 62,748,895

South Carolina—0.8%
South Carolina Public Service Authority Tax-Exempt Revenue Notes (Bank of America/Toronto Dominion Bank/Bank of Nova Scotia/Commerzbank LOC) (A-1+/P-1)
$ 11,015,000	4.35%	01/18/2001	$ 11,015,000
5,000,000	4.35	04/10/2001	5,000,000

South Carolina State P-Floats-PT 225 (A-1+)
6,805,000	4.89	01/04/2001	6,805,000

			$ 22,820,000

Tennessee—2.4%
Blount County IDB VRDN PCRB Refunding for ALCOA Series 1992 (A-1)
$ 2,450,000	4.75%	01/04/2001	$ 2,450,000

Bradley County IDB VRDN RB Refunding for Olin Corp. Series 1993 C (Wachovia Bank LOC) (A-1+)
3,000,000	5.00	01/02/2001	3,000,000

Knoxville Utilities Board VRDN RB Subordinate Electric System Notes (FSA) (A-1+/VMIG1)
8,800,000	5.00	01/02/2001	8,800,000

Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series B (A-1+/VMIGI)
27,250,000	4.80	01/04/2001	27,250,000

Sevier County Public Building Authority RB for Local Government Improvement Series 1999 F (AMBAC) (VMIG1)
26,700,000	4.90	01/04/2001	26,700,000

			$ 68,200,000

Texas—20.0%
City of Houston Texas CP Notes Series A (A-1+/P-1)
$ 9,450,000	4.35%	01/11/2001	$ 9,450,000

City of Houston Texas CP Notes Series B (A-1+/P-1)
5,300,000	4.35	01/11/2001	5,300,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Texas (continued)
City of Houston Texas CP Notes Series C (A-1+/P-1)
$ 3,500,000	4.40%	01/23/2001	$ 3,500,000

City of Houston Texas Water and Sewer System CP Notes Series A (A-1+/P1)
20,000,000	4.40	01/30/2001	20,000,000
5,000,000	4.40	05/01/2001	5,000,000

City of San Antonio Electric & Gas System Series 1997 SG 105 (A-1+)
20,200,000	4.94	01/04/2001	20,200,000

Coastal Bend Health Facilities Development Corp. Incarnate Word Health System RB Series 1998 B (AMBAC) (F-1+NMIGI)
10,100,000	5.05	01/03/2001	10,100,000

Dallas Area Rapid Transportation VRDN RB North Central Light Series 2000 (Dexia Credit LOC) (A-1+/VMIG1)
49,200,000	4.95	01/03/2001	49,200,000

Fort Worth Refunding Series 1996 A (AA/Aa2)
4,220,000	6.00	03/01/2001	4,230,879

Gulf Coast Waste Disposal Authority PCRB Variable Refunding for Monsanto Co. Series 1996 (P1)
5,300,000	4.95	01/03/2001	5,300,000

Harris County GO RB Toll Road Series 1994 H (A-1+/VMIG1)
15,000,000	4.95	01/03/2001	15,000,000

Harris County GO VRDN RB Toll Road Series 1994 B (A-1+/VMIG1)
8,800,000	4.90	01/03/2001	8,800,000

Harris County GO VRDN RB Toll Road Series 1994 C (A-1+/VMIG1)
7,800,000	4.90	01/03/2001	7,800,000

Harris County GO VRDN RB Toll Road Series 1994 F (A-1+/VMIG1)
29,900,000	4.90	01/03/2001	29,900,000

Harris County Health Facilities Development Corp. RB for St. Luke’s Episcopal Hospital Series 1997 A (A-1+)
74,910,000	4.95	01/02/2001	74,910,000
Harris County Health Facilities Development Corp. RB Variable for Methodist Hospital Series 1997 (A-1+)
7,100,000	5.00	01/02/2001	7,100,000

Harris County Health Facilities Development Corp. RB for St. Luke’s Episcopal Hospital Series 1997 B (A-1+)
15,740,000	4.95	01/02/2001	15,740,000

Harris County Health Facilities Development Corp. RB VRDN for Methodist Hospital Series 1994 (A-1+)
78,545,000	5.00	01/02/2001	78,545,000

Harris County IDRB Adjustable Refunding for Shell Oil Co. Project Series 1997 (A-1+/VMIG1)
9,900,000	4.90	01/02/2001	9,900,000

Houston Texas Higher Education Finance Corp. Rice University Series A (A-1+/P-1)
10,000,000	4.35	01/22/2001	10,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Texas (continued)
Red River Texas Education Financing VRDN RB for Texas Christian University Project Series 2000 (VMIG1)
$ 6,000,000	5.00%	01/03/2001	$ 6,000,000

San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
10,100,000	4.35	01/18/2001	10,100,000
15,000,000	4.15	05/09/2001	15,000,000
11,900,000	4.20	05/11/2001	11,900,000

Tarrant County Water Control & Improvement Series 1992 (AA/Aaa)
2,500,000	6.00	03/01/2001	2,506,246

Texas A & M University Permanent Series B (A-1+/P-1)
5,000,000	4.35	01/18/2001	5,000,000
5,000,000	4.30	01/24/2001	5,000,000

Texas Public Finance Authority Series 1993 A (A-1+/P-1)
14,250,000	4.40	01/11/2001	14,250,000
14,500,000	4.30	01/16/2001	14,500,000
10,225,000	4.45	01/22/2001	10,225,000
2,000,000	4.45	01/23/2001	2,000,000
10,000,000	4.40	01/29/2001	10,000,000

Texas State TRANS RB (SP1+/MIG1)
74,500,000	5.25	08/31/2001	74,950,168

University of Texas Systems Revenue Finance Systems Series A (A-1+/P-1)
6,000,000	4.35	04/10/2001	6,000,000

			$ 577,407,293

Utah—3.9%

Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (A-1+/VMIG1)
$ 15,400,000	4.85%	01/03/2001	$ 15,400,000

Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F (AMBAC) (A-1+/VMIG1)
15,310,000	4.85	01/03/2001	15,310,000

Intermountain Power Agency Series 85E (AMBAC) (A-1+/VMIG1)
5,000,000	4.35	01/16/2001	5,000,000

State of Utah GO Highway Bonds Series 1999 D (A-1+/VMIG1)
48,700,000	4.65	01/04/2001	48,700,000

State of Utah GO Series 1998 A (AAA/Aaa)
2,400,000	5.00	07/01/2001	2,407,486

State of Utah Highway Bonds Series 1999 C (A-1+/VMIG1)
8,000,000	4.65	01/04/2001	8,000,000

University of Utah University VRDN RB for Auxiliary & Campus Facilities Series 1997 A (A-1/VMIG1)
14,620,000	4.90	01/03/2001	14,620,000

Utah State GO Series 1997 F (AAA/Aaa)
3,475,000	5.00	07/02/2001	3,485,821

			$ 112,923,307

Statement of Investments

Financial Square Tax-Free Money Market Fund    (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Virginia—1.7%

Fairfax County Virginia IDA VRDN for Health Care Inova Health Systems Series 2000 (A-1+/VMIG1)
$ 12,500,000	4.95%	01/03/2001	$ 12,500,000

Roanoke IDA Hospital RB for Roanoke Memorial Hospitals Series 1995 A (A-1/VMIG1)
16,250,000	5.00	01/02/2001	16,250,000

Roanoke IDA RB for Roanoke Memorial Hospitals Series 1995 B (A-1/VMIG1)
11,750,000	5.00	01/02/2001	11,750,000

Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (VMIG1)
3,000,000	4.80	01/03/2001	3,000,000

Virginia Commonwealth Transportation Board US Route 58 Corridor Development PG Series 1999 B (AA/Aa1)
2,015,000	5.00	05/15/2001	2,019,426

Virginia State Public School Authority GO Series 1999 B (AA+/Aa1)
4,600,000	5.00	08/01/2001	4,618,281

			$ 50,137,707

Washington—2.5%
King County Limited Tax GO Bonds Series 1994 A Eagle Tax-Exempt Trust Series 97C 4701
$ 5,410,000	4.94%	01/04/2001	$ 5,410,000

King County Sewer RB CP Series A (A-1/P-1)
7,500,000	4.35	01/23/2001	7,500,000
13,100,000	4.40	01/26/2001	13,100,000
6,950,000	4.35	01/29/2001	6,950,000
7,450,000	4.30	04/11/2001	7,450,000

State of Washington Eagle Tax-Exempt Trust Series 2000 Class A COPS
8,000,000	4.94	01/04/2001	8,000,000

Washington Public Power Supply System Nuclear Project No. 1 Series 1993 1A-2 (Bank of America LOC) (A-1+/VMIG1)
5,400,000	4.70	01/03/2001	5,400,000

Washington State GO Refunding Series 1991 R-92-A (AA+/Aa1)
4,500,000	6.20	09/01/2001	4,553,676

Washington State GO Refunding Series 1991 R-92-B (AA+/Aa1)
5,500,000	6.20	09/01/2001	5,567,471

Washington State GO-Eagle Tax-Exempt Trust Series 96C 4704 (A-1+)
8,525,000	4.94	01/04/2001	8,525,000

			$ 72,456,147

West Virginia—0.1%
Marshall County VRDN RB for Bayer Corp. Series 1997 (A-1+/P-1)
$ 4,100,000	5.05%	01/02/2001	$ 4,100,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Wisconsin—1.5%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 (A-1+)
$ 10,300,000	4.94%	01/04/2001	$ 10,300,000

Southeast Professional Baseball Park District Sales Tax Revenue PT 425 (A-1+)
5,500,000	4.94	01/04/2001	5,500,000

Wisconsin TRANS Eagle Tax-Exempt Trust Series 20004901
7,615,000	4.94	01/04/2001	7,615,000

Wisconsin Health & Educational Facilities Authority VRDN RB for Wheaton Franciscan Services Series 1997 (Toronto Domion Bank LOC) (A-1+/VMIG1)
8,675,000	4.80	01/04/2001	8,675,000

Wisconsin Health Facilities Authority VRDN RB for Franciscan Health Care, Inc. Series 1985 A-1 (Toronto Dominion Bank LOC) (A-1+/VMIG1)
6,000,000	4.90	01/03/2001	6,000,000

Wisconsin State Refunding GO Bonds Series 1992 (AA/Aa2)
4,490,000	5.80	05/01/2001	4,510,275

			$ 42,600,275

Wyoming—1.9%
Converse County VRDN PCRB RB for Pacificorp Projects (Bank of New York SPA)(AMBAC) (VMIG1)
$ 3,590,000	5.00%	01/02/2001	$ 3,590,000

Sweetwater County PCRB Daily Refunding for Idaho Power Co. Project Series 1996 (A-1/VMIG1)
7,500,000	4.90	01/02/2001	7,500,000

Sweetwater County PCRB for Pacificorp Project Series 1990 A (Commerzbank LOC) (VMIG1)
23,500,000	4.70	01/03/2001	23,500,000

Wyoming State Education Fund TRANS Series 2000 B (SP1+/F-1+)
20,000,000	5.25	06/27/2001	20,083,691

			$ 54,673,691

Total Investments			$ 2,884,262,444

> Forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
BANS	—Bond Anticipation Notes
CP	—Commercial Paper
COPS	—Certificates of Participation
EBA	—Educational Building Authority
FGIC	—Insured by Financial Guaranty Insurance Co.
FNMA	—Insured by Federal National Mortgage Assoc.
FSA	—Insured by Financial Security Assurance Co.
GO	—General Obligation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
MF Hsg.	—Multi-Family Housing
NRU	—National Rural Utilities Cooperation Finance Corp.
PCRB	—Pollution Control Revenue Bond
RANS	—Revenue Anticipation Notes
RB	—Revenue Bond
SPA	—Stand-by-Purchase Agreement
TANS	—Tax Anticipation Notes
TFA	—Transportation Finance Authority
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Note

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities

December 31, 2000

	Prime Obligations Fund	Money Market Fund

Assets:
Investment in securities, at value based on amortized cost	$15,472,403,722	$6,875,210,484
Repurchase Agreements	880,000,000	25,200,000
Cash	—	55,381
Receivables:
Interest	86,943,388	74,961,855
Fund shares sold	82,060	35,985
Reimbursement from adviser	658,788	—
Other assets	98,403	48,626

Total assets	16,440,186,361	6,975,512,331

Liabilities:
Due to custodian	256,543	—
Payables:
Investment securities purchased	—	—
Income distribution	42,931,104	13,728,443
Fund shares repurchased	—	—
Management fee	2,328,191	1,644,285
Accrued expenses and other liabilities	1,850,154	478,675

Total liabilities	47,365,992	15,851,403

Net Assets:
Paid-in capital	16,392,820,369	6,959,660,928
Accumulated net realized loss on investment transactions	—	—

Net assets	$16,392,820,369	$6,959,660,928

Net asset value, offering and redemption price per share:	$1.00	$1.00

Shares outstanding:
FST Shares	12,777,000,414	5,954,862,484
FST Select Shares	70,819,653	22,595,176
FST Preferred Shares	454,882,788	163,779,179
FST Administration Shares	2,084,744,779	421,497,597
FST Service Shares	1,005,372,735	396,926,492

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	16,392,820,369	6,959,660,928

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

$ 315,289,608	$846,543,434	$2,267,744,451	$10,346,402,710	$2,884,262,444
4,507,800,000	—	820,800,000	—	—
33,874	62,289	29,037	20,634	1,914,202

13,445,180	3,950,089	22,753,459	37,327,219	22,070,177
—	183,085	5,574	625,482	2,633
71,900	221,876	152,541	690,851	99,507
38,448	4,944	18,409	51,512	23,097

4,836,679,010	850,965,717	3,111,503,471	10,385,118,408	2,908,372,060

—	—	—	—	—

—	—	—	—	12,500,000
14,355,763	3,073,281	9,898,124	16,474,936	3,530,333
232,582	—	751,383	—	58,115
664,362	111,857	462,729	1,570,050	394,013
741,207	245,346	375,572	1,409,135	273,112

15,993,914	3,430,484	11,487,808	19,454,121	16,755,573

4,820,685,096	847,535,233	3,100,015,663	10,365,664,287	2,891,655,638
—	—	—	—	(39,151)

$4,820,685,096	$847,535,233	$3,100,015,663	$10,365,664,287	$2,891,616,487

$1.00	$1.00	$1.00	$1.00	$1.00

2,493,450,479	734,426,466	1,859,265,908	8,296,788,047	2,693,134,481
1,057	1,054	11,247,341	1,058	1,036
271,387,655	2,380,127	361,110,415	145,000,319	18,568,322
1,379,728,246	42,533,416	595,037,365	1,024,184,036	108,336,685
676,117,659	68,194,170	273,354,634	899,690,827	71,615,114

4,820,685,096	847,535,233	3,100,015,663	10,365,664,287	2,891,655,638

Goldman Sachs Trust—Financial Square Funds

Statements of Operations

For the Year Ended December 31, 2000

	Prime Obligations Fund(a)	Money Market Fund(a)

Investment income:
Interest	$840,536,972	$597,955,185

Total income	840,536,972	597,955,185

Expenses:
Management fees	26,479,280	19,048,219
Service share fees	3,762,242	1,923,682
Administration share fees	3,791,787	1,115,735
Custodian fees	1,064,717	850,003
Registration fees	1,073,848	222,701
Preferred share fees	435,875	213,967
Professional fees	55,061	55,165
Trustee fees	8,628	8,657
Select share fees	11,388	1,532
Other	275,105	187,446

Total expenses	36,957,931	23,627,107
Less—expense reductions	(5,189,870)	(3,275,253)

Net expenses	31,768,061	20,351,854

Net investment income	808,768,911	577,603,331

Net realized gain (loss) on investment transactions	27,972	5,515

Net increase in net assets resulting from operations	$808,796,883	$577,608,846

(a)  FST Select Shares commenced operations on January 31, 2000.
The accompanying notes are an integral part of these financial statements.

Treasury Obligations Fund(a)	Treasury Instruments Fund(a)	Government Fund(a)	Federal Fund(a)	Tax-Free Money Market Fund(a)

$261,398,697	$32,825,620	$201,607,019	$478,656,297	$100,232,095

261,398,697	32,825,620	201,607,019	478,656,297	100,232,095

8,588,000	1,133,822	6,511,303	15,462,366	4,993,585
2,712,036	223,983	1,572,949	2,866,508	318,134
3,289,240	67,089	1,512,730	1,811,824	227,805
575,951	198,164	477,633	671,671	184,922
105,956	85,197	121,139	878,274	282,478
397,719	595	441,156	107,727	32,449
53,199	51,832	53,185	52,458	53,290
8,613	8,657	8,628	8,658	8,658
—	—	710	—	—
145,895	74,415	120,825	154,579	83,448

15,876,609	1,843,754	10,820,258	22,014,065	6,184,769
(1,769,337)	(534,413)	(1,448,422)	(2,264,903)	(1,181,955)

14,107,272	1,309,341	9,371,836	19,749,162	5,002,814

247,291,425	31,516,279	192,235,183	458,907,135	95,229,281

6,292	173,452	10,401	238,948	(23,859)

$247,297,717	$31,689,731	$192,245,584	$459,146,083	$ 95,205,422

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

For the Year Ended December 31, 2000

	Prime Obligations Fund(a)	Money Market Fund(a)

From operations:
Net investment income	$ 808,768,911	$ 577,603,331
Net realized gain (loss) on investment transactions	27,972	5,515

Net increase in net assets resulting from operations	808,796,883	577,608,846

Distributions to shareholders:
From net investment income
FST Shares	(643,277,956)	(515,108,094)
FST Select Shares	(2,461,641)	(327,474)
FST Preferred Shares	(27,072,025)	(13,064,980)
FST Administration Shares	(92,292,548)	(26,876,202)
FST Service Shares	(43,692,713)	(22,232,096)

Total distributions to shareholders	(808,796,883)	(577,608,846)

From share transactions (at $1.00 per share):
Net proceeds from sales of shares	128,093,497,046	74,298,995,541
Reinvestment of dividends and distributions	349,176,937	367,410,588
Cost of shares repurchased	(122,074,685,613)	(77,405,359,510)

Net increase (decrease) in net assets resulting from share transactions	6,367,988,370	(2,738,953,381)

Total increase (decrease)	6,367,988,370	(2,738,953,381)
Net assets:
Beginning of year	10,024,831,999	9,698,614,309

End of year	$ 16,392,820,369	$ 6,959,660,928

(a)  FST Select Shares commenced operations on January 31, 2000.
The accompanying notes are an integral part of these financial statements.

Treasury Obligations Fund(a)	Treasury Instruments Fund(a)	Government Fund(a)	Federal Fund(a)	Tax-Free Money Market Fund(a)

$ 247,291,425	$ 31,516,279	$ 192,235,183	$ 458,907,135	$ 95,229,281
6,292	173,452	10,401	238,948	(23,859)

247,297,717	31,689,731	192,245,584	459,146,083	95,205,422

(116,853,843)	(27,885,616)	(111,273,944)	(377,913,586)	(88,460,899)
(5,356)	(55)	(149,439)	(58)	(38)
(23,660,183)	(33,742)	(27,326,705)	(6,384,452)	(1,235,018)
(76,653,762)	(1,448,524)	(35,886,505)	(42,660,019)	(3,332,807)
(30,124,573)	(2,321,794)	(17,608,991)	(32,187,968)	(2,200,519)

(247,297,717)	(31,689,731)	(192,245,584)	(459,146,083)	(95,229,281)

54,354,375,017	3,517,963,434	25,479,473,292	47,953,357,097	19,454,021,407
97,707,550	7,131,397	73,907,133	297,496,918	55,898,926
(53,977,721,246)	(3,216,342,869)	(25,849,253,116)	(43,546,062,945)	(18,622,397,813)

474,361,321	308,751,962	(295,872,691)	4,704,791,070	887,522,520

474,361,321	308,751,962	(295,872,691)	4,704,791,070	887,498,661

4,346,323,775	538,783,271	3,395,888,354	5,660,873,217	2,004,117,826

$ 4,820,685,096	$ 847,535,233	$ 3,100,015,663	$ 10,365,664,287	$ 2,891,616,487

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

For the Year Ended December 31, 1999

	Prime Obligations Fund	Money Market Fund

From operations:
Net investment income	$ 386,301,816	$ 398,037,623
Net realized gain (loss) on investment transactions	27,505	14,080

Net increase in net assets resulting from operations	386,329,321	398,051,703

Distribution to shareholders:
From net investment income
FST shares	(319,734,377)	(350,173,540)
FST Preferred shares	(13,245,261)	(9,102,769)
FST Administration shares	(31,384,131)	(22,518,305)
FST Service shares	(21,965,552)	(16,257,089)

Total distributions to shareholders	(386,329,321)	(398,051,703)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	79,579,532,778	78,515,803,235
Reinvestment of dividends and distributions	151,750,248	264,541,691
Cost of shares repurchased	(76,338,183,110)	(75,066,724,370)

Net increase (decrease) in net assets resulting from share transactions	3,393,099,916	3,713,620,556

Total increase (decrease)	3,393,099,916	3,713,620,556
Net assets:
Beginning of year	6,631,732,083	5,984,993,753

End of year	$ 10,024,831,999	$ 9,698,614,309

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

$ 194,127,369	$ 19,290,675	$ 141,298,265	$ 198,859,437	$ 53,505,376
7,186	51,713	7,180	46,182	(1,673)

194,134,555	19,342,388	141,305,445	198,905,619	53,503,703

(109,297,057)	(16,226,463)	(77,286,766)	(148,425,766)	(46,739,196)
(13,167,759)	(4,200)	(9,320,232)	(3,744,402)	(1,359,653)
(49,244,678)	(2,371,266)	(23,202,438)	(29,061,008)	(3,963,701)
(22,425,061)	(745,112)	(31,496,009)	(17,674,951)	(1,442,826)

(194,134,555)	(19,347,041)	(141,305,445)	(198,906,127)	(53,505,376)

41,201,456,868	3,987,971,816	26,420,363,747	28,097,430,341	13,621,514,785
83,752,356	11,588,203	48,048,760	132,421,372	28,266,083
(42,327,587,736)	(4,323,784,819)	(25,988,871,304)	(25,953,163,766)	(13,320,335,659)

(1,042,378,512)	(324,224,800)	479,541,203	2,276,687,947	329,445,209

(1,042,378,512)	(324,229,453)	479,541,203	2,276,687,439	329,443,536

5,388,702,287	863,012,724	2,916,347,151	3,384,185,778	1,674,674,290

$ 4,346,323,775	$ 538,783,271	$ 3,395,888,354	$ 5,660,873,217	$ 2,004,117,826

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements

December 31, 2000

1.  Organization
Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, “the Funds”, or individually, a “Fund”. Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. On March 31, 2000, the Premium Money Market Fund was terminated. The Funds offer five classes of shares—FST Shares, FST Select Shares (commenced January 31, 2000), FST Preferred Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.    Investment Valuation—
Each Fund uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B.    Security Transactions and Interest Income—
Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C.    Federal Taxes—
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Funds.
    The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Funds’ distributions is shown in the accompanying financial statements as from net investment income.
    At December 31, 2000 (tax year-end), the following Fund had a capital loss carryforward for U.S. federal tax purposes of approximately:

Fund	Amount	Years of Expiration
Tax-Free Money Market	$39,000	2005-2008

This amount is available to be carried forward to offset future net capital gains to the extent permitted by applicable laws or regulations.
    The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.

D.    Expenses—
Expenses incurred by the Funds which do not specifically relate to an individual Fund are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.
    Shareholders of FST Select, FST Preferred, FST Administration and FST Service shares bear all expenses and fees paid to service organizations.

E.    Segregation Transactions—
The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond a customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F.    Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

3.  Agreements
Goldman Sachs Asset Management (“GSAM”), a unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), acts as investment adviser (the “Adviser”), pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .205% of each Fund’s average daily net assets. For the year ended December 31, 2000, GSAM has voluntarily agreed to waive a portion of its management fee equal annually to .035% of the average daily net assets of Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government and Tax-Free Money Market Funds and .015% of the average daily net assets of the Federal Fund, effective May 1, 2000 (previously .035%).
    GSAM has voluntarily agreed to limit “Other Expenses” of each Fund (excluding management fees, service organization fees, taxes, interest, brokerage commissions, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, .01% of the average daily net assets of each Fund.
    In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses.
    For the year ended December 31, 2000, the expense reductions were as follows (in thousands):

Fund	Management Fees Waived	Expenses Reimbursed by Adviser	Custody Fee Reductions	Total

Prime Obligations	$4,521	$659	$10	$5,190

Money Market	3,252	3	20	3,275

Treasury Obligations	1,466	300	3	1,769

Treasury Instruments	194	330	10	534

Government	1,112	327	9	1,448

Federal	1,555	691	19	2,265

Tax-Free Money Market	853	305	24	1,182

    Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements    (continued)

December 31, 2000

4. Select, Preferred, Administration and Service Plans
The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for FST Select, FST Preferred, FST Administration and FST Service shares, respectively, to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, FST Preferred, FST Administration and FST Service shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net asset value of the respective shares.

5. Line of Credit Facility
Effective May 31, 2000, the Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Prior to May 31, 2000, the Funds participated in a $250,000,000 uncommitted and a $250,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the year ended December 31, 2000, the Funds did not have any borrowings under any of these facilities.

6. Joint Repurchase Agreement Accounts
The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
    At December 31, 2000, the Prime Obligations, Money Market, Treasury Obligations and Government Funds had undivided interests in the following joint repurchase agreement account, which equaled $30,000,000, $25,200,000, $2,227,800,000 and $70,800,000 in principal amount, respectively. At December 31, 2000, the repurchase agreements held in this joint account were fully collateralized by U.S. Treasury obligations.

Repurchase Agreements

Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

Chase Securities
$1,000,000,000	6.00%	01/02/2001	$ 1,000,000,000	$ 1,000,666,667
Morgan Stanley Dean Witter
1,000,000,000	6.44	01/02/2001	1,000,000,000	1,000,715,556
UBS Warburg LLC
1,006,100,000	6.00	01/02/2001	1,006,100,000	1,006,770,733

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT I			$3,006,100,000	$3,008,152,956

At December 31, 2000, the Prime Obligations and Government Funds had undivided interests in the repurchase agreements in the following joint account which equaled $850,000,000, and $400,000,000, respectively, in principal amount. At December 31, 2000, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

Repurchase Agreements

Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

Banc of America Securities LLC
$900,000,000	6.50%	01/02/2001	$ 900,000,000	$900,650,000

Barclays Capital, Inc.
300,000,000	6.47	01/02/2001	300,000,000	300,215,667

Bear Stearns Companies, Inc.
500,000,000	6.48	01/02/2001	500,000,000	500,360,000

Deutsche Bank Securities
250,000,000	6.45	01/02/2001	250,000,000	250,179,167

Morgan Stanley Dean Witter
500,000,000	6.48	01/02/2001	500,000,000	500,360,000

Salomon Smith Barney Holdings, Inc.
301,300,000	6.47	01/02/2001	301,300,000	301,516,601

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II			$2,751,300,000	$2,753,281,435

7. Other Matters (Unaudited)
Pursuant to a Securities and Exchange Commission exemptive order, certain of the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs subject to certain annual limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.
    During the year ended December 31, 2000, 100% of the distributions from net investment income paid by Financial Square Tax-Free Money Market Fund were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

8. Change in Independent Accountants
On October 26, 1999, the Board of Trustees of the Funds, upon the recommendation of the Board’s audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Funds’ independent accountants to PricewaterhouseCoopers LLP. For the fiscal years ended December 31, 1999 and December 31, 1998, Arthur Andersen LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Funds and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their reports.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements    (continued)

December 31, 2000

9.  Summary of Share Transactions (at $1.00 per share)
Share activity for the Year ended December 31, 2000 is as follows:

	Prime Obligations Fund	Money Market Fund

FST Shares:
Shares sold	102,891,021,919	66,636,093,834
Reinvestment of dividends and distributions	272,908,478	327,844,842
Shares repurchased	(98,449,479,423)	(69,756,937,689)

	4,714,450,974	(2,792,999,013)

FST Select Shares (commenced on January 31, 2000):
Shares sold	793,375,221	40,444,998
Reinvestment of dividends and distributions	2,461,591	318,584
Shares repurchased	(725,017,159)	(18,168,406)

	70,819,653	22,595,176

FST Preferred Shares:
Shares sold	3,770,935,490	2,434,200,707
Reinvestment of dividends and distributions	12,186,809	12,225,392
Shares repurchased	(3,547,950,556)	(2,523,826,153)

	235,171,743	(77,400,054)

FST Administration Shares:
Shares sold	13,084,591,947	3,276,071,791
Reinvestment of dividends and distributions	34,513,852	16,330,366
Shares repurchased	(12,086,191,646)	(3,274,506,124)

	1,032,914,153	17,896,033

FST Service Shares:
Shares sold	7,553,572,469	1,912,184,211
Reinvestment of dividends and distributions	27,106,207	10,691,404
Shares repurchased	(7,266,046,829)	(1,831,921,138)

	314,631,847	90,954,477

Net increase (decrease) in shares	6,367,988,370	(2,738,953,381)

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

31,981,727,498	2,861,629,691	17,435,631,891	37,948,158,960	18,438,277,468
44,837,086	5,512,891	29,298,236	270,093,560	53,529,498
(31,853,694,886)	(2,561,448,611)	(17,865,938,892)	(34,127,583,073)	(17,574,013,923)

172,869,698	305,693,971	(401,008,765)	4,090,669,447	917,793,043

4,377,000	1,000	24,668,019	1,000	1,000
58	54	133,072	58	36
(4,376,001)	—	(13,553,750)	—	—

1,057	1,054	11,247,341	1,058	1,036

4,350,400,865	9,022,426	3,165,841,841	2,070,715,437	274,893,832
2,146,623	29,784	23,161,441	5,553,169	317,644
(4,379,084,563)	(6,880,023)	(3,009,048,773)	(2,117,858,493)	(288,002,410)

(26,537,075)	2,172,187	179,954,509	(41,589,887)	(12,790,934)

12,504,308,044	74,270,517	3,574,596,460	3,203,045,905	377,741,557
26,352,607	717,324	15,861,101	10,108,187	1,066,922
(12,308,757,661)	(100,201,925)	(3,514,686,352)	(2,978,499,168)	(398,438,930)

221,902,990	(25,214,084)	75,771,209	234,654,924	(19,630,451)

5,513,561,610	573,039,800	1,278,735,081	4,731,435,795	363,107,550
24,371,176	871,344	5,453,283	11,741,944	984,826
(5,431,808,135)	(547,812,310)	(1,446,025,349)	(4,322,122,211)	(361,942,550)

106,124,651	26,098,834	(161,836,985)	421,055,528	2,149,826

474,361,321	308,751,962	(295,872,691)	4,704,791,070	887,522,520

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements    (continued)

December 31, 2000

9.  Summary of Share Transactions (at $1.00 per share) (continued)
Share activity for the year ended December 31, 1999 is as follows:

	Prime Obligations Fund	Money Market Fund

FST Shares:
Shares sold	64,383,395,508	70,907,338,993
Reinvestment of dividends and distributions	119,603,587	234,988,734
Shares repurchased	(62,272,217,843)	(67,390,246,268)

	2,230,781,252	3,752,081,459

FST Preferred Shares:
Shares sold	3,347,403,106	2,317,273,791
Reinvestment of dividends and distributions	8,655,703	7,987,294
Shares repurchased	(3,268,909,435)	(2,177,300,025)

	87,149,374	147,961,060

FST Administration Shares:
Shares sold	6,580,990,548	3,606,115,900
Reinvestment of dividends and distributions	10,434,546	14,795,343
Shares repurchased	(5,870,792,290)	(3,616,780,939)

	720,632,804	4,130,304

FST Service Shares:
Shares sold	5,267,743,616	1,685,074,551
Reinvestment of dividends and distributions	13,056,412	6,770,320
Shares repurchased	(4,926,263,542)	(1,882,397,138)

	354,536,486	(190,552,267)

Net increase (decrease) in shares	3,393,099,916	3,713,620,556

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

23,009,203,473	3,663,990,081	17,578,801,495	18,264,327,905	12,815,993,017
44,674,187	9,299,834	25,486,580	105,168,778	24,551,976
(24,254,629,116)	(4,066,763,789)	(16,907,884,304)	(16,509,631,916)	(12,521,218,623)

(1,200,751,456)	(393,473,874)	696,403,771	1,859,864,767	319,326,370

4,027,430,083	204,597	1,803,540,334	1,349,295,944	156,777,353
3,527,064	4,204	6,337,649	2,813,787	491,031
(4,018,277,017)	(2,477)	(1,874,350,374)	(1,192,243,405)	(146,791,183)

12,680,130	206,324	(64,472,391)	159,866,326	10,477,201

8,793,649,044	115,095,488	4,360,433,701	4,962,474,534	340,711,614
16,304,690	2,127,294	12,566,113	16,095,704	2,659,134
(8,732,624,675)	(73,148,918)	(4,261,094,613)	(4,879,125,175)	(362,204,367)

77,329,059	44,073,864	111,905,201	99,445,063	(18,833,619)

5,371,174,268	208,681,650	2,677,588,217	3,521,331,958	308,032,801
19,246,415	156,871	3,658,418	8,343,103	563,942
(5,322,056,928)	(183,869,635)	(2,945,542,013)	(3,372,163,270)	(290,121,486)

68,363,755	24,968,886	(264,295,378)	157,511,791	18,475,257

(1,042,378,512)	(324,224,800)	479,541,203	2,276,687,947	329,445,209

Goldman Sachs Trust—Financial Square Funds

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Prime Obligations Fund

												Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Years Ended December 31,

2000-FST Shares	$1.00	$0.06	$(0.06)	$1.00	6.44%		$12,777,000	0.18%		6.32%		0.22%		6.28%
2000-FST Select Shares (commenced January 31)	1.00	0.06	$(0.06)	1.00	5.93	(d)	70,819	0.21	(c)	6.48	(c)	0.25	(c)	6.44	(c)
2000-FST Preferred Shares	1.00	0.06	$(0.06)	1.00	6.34		454,883	0.28		6.21		0.32		6.17
2000-FST Administration Shares	1.00	0.06	$(0.06)	1.00	6.18		2,084,745	0.43		6.09		0.47		6.05
2000-FST Service Shares	1.00	0.06	$(0.06)	1.00	5.91		1,005,373	0.68		5.81		0.72		5.77

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.18		8,062,549	0.18		5.09		0.23		5.04
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.07		219,711	0.28		4.87		0.33		4.82
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.91		1,051,831	0.43		4.88		0.48		4.83
1999-FST Service Shares	1.00	0.05	(0.05)	1.00	4.65		690,741	0.68		4.60		0.73		4.55

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.55		5,831,773	0.18		5.39		0.24		5.33
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.45		132,558	0.28		5.26		0.34		5.20
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.29		331,196	0.43		5.14		0.49		5.08
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	5.03		336,205	0.68		4.89		0.74		4.83

1997-FST Shares	1.00	0.05	(0.05)	1.00	5.60		3,867,739	0.18		5.46		0.23		5.41
1997-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.50		152,767	0.28		5.38		0.33		5.33
1997-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.34		241,607	0.43		5.22		0.48		5.17
1997-FST Service Shares	1.00	0.05	(0.05)	1.00	5.08		176,133	0.68		4.97		0.73		4.92

1996-FST Shares	1.00	0.05	(0.05)	1.00	5.41		3,901,797	0.18		5.29		0.23		5.24
1996-FST Preferred Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	5.28	(c)	127,126	0.28	(c)	5.19	(c)	0.33	(c)	5.14	(c)
1996-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.14		215,898	0.43		5.06		0.48		5.01
1996-FST Service Shares	1.00	0.05	(0.05)	1.00	4.88		115,114	0.68		4.78		0.73		4.73

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)

Selected Data for a Share Outstanding Throughout Each Period

Money Market Fund

												Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Years Ended December 31,
2000-FST Shares	$1.00	$0.06	$(0.06)	$1.00	6.44%		$5,954,862	0.18%		6.25%		0.22%		6.21%
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	(d)	22,595	0.21	(c)	6.41	(c)	0.25	(c)	6.37	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.34		163,779	0.28		6.11		0.32		6.07
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18		421,498	0.43		6.02		0.47		5.98
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.92		396,927	0.68		5.78		0.72		5.74

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.18		8,747,861	0.18		5.08		0.22		5.04
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.07		241,179	0.28		4.99		0.32		4.95
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.92		403,602	0.43		4.81		0.47		4.77
1999-FST Service Shares	1.00	0.05	(0.05)	1.00	4.66		305,972	0.68		4.53		0.72		4.49

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.55		4,995,782	0.18		5.40		0.23		5.35
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.45		93,218	0.28		5.30		0.33		5.25
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.29		399,474	0.43		5.16		0.48		5.11
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	5.03		496,520	0.68		4.86		0.73		4.81

1997-FST Shares	1.00	0.06	(0.06)	1.00	5.63		4,346,519	0.18		5.50		0.23		5.45
1997-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.53		20,258	0.28		5.44		0.33		5.39
1997-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.37		221,256	0.43		5.26		0.48		5.21
1997-FST Service Shares	1.00	0.05	(0.05)	1.00	5.11		316,304	0.68		4.99		0.73		4.94

1996-FST Shares	1.00	0.05	(0.05)	1.00	5.45		2,540,366	0.18		5.33		0.23		5.28
1996-FST Preferred Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	5.31	(c)	17,510	0.28	(c)	5.23	(c)	0.33	(c)	5.18	(c)
1996-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.19		165,766	0.43		5.04		0.48		4.99
1996-FST Service Shares	1.00	0.05	(0.05)	1.00	4.93		234,376	0.68		4.84		0.73		4.79

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)

Selected Data for a Share Outstanding Throughout Each Period

Treasury Obligations Fund

												Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Years Ended December 31,
2000-FST Shares	$1.00	$0.06	$(0.06)	$1.00	6.18%		$2,493,450	0.18%		6.04%		0.23%		5.99%
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.75	(d)	1	0.21	(c)	6.33	(c)	0.26	(c)	6.28	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.08		271,388	0.28		5.95		0.33		5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.92		1,379,728	0.43		5.83		0.48		5.78
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.66		676,118	0.68		5.55		0.73		5.50

1999-FST Shares	1.00	0.05	(0.05)	1.00	4.88		2,320,581	0.18		4.75		0.23		4.70
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.78		297,925	0.28		4.67		0.33		4.62
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.62		1,157,825	0.43		4.53		0.48		4.48
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.36		569,993	0.68		4.28		0.73		4.23

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.40		3,521,389	0.18		5.22		0.23		5.17
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.29		285,240	0.28		5.20		0.33		5.15
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.14		1,080,454	0.43		4.94		0.48		4.89
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.87		501,619	0.68		4.69		0.73		4.64

1997-FST Shares	1.00	0.05	(0.05)	1.00	5.50		2,217,943	0.18		5.36		0.23		5.31
1997-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.40		245,355	0.28		5.32		0.33		5.27
1997-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.24		738,865	0.43		5.12		0.48		5.07
1997-FST Service Shares	1.00	0.05	(0.05)	1.00	4.98		312,991	0.68		4.87		0.73		4.82

1996-FST Shares	1.00	0.05	(0.05)	1.00	5.35		2,291,051	0.18		5.22		0.24		5.16
1996-FST Preferred Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	5.24	(c)	46,637	0.28	(c)	5.11	(c)	0.34	(c)	5.05	(c)
1996-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.09		536,895	0.43		4.97		0.49		4.91
1996-FST Service Shares	1.00	0.05	(0.05)	1.00	4.83		220,560	0.68		4.72		0.74		4.66

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)

Selected Data for a Share Outstanding Throughout Each Period

Treasury Instruments Fund

												Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Years Ended December 31,
2000-FST Shares	$1.00	$0.06	$(0.06)	$1.00	5.90%		$734,427	0.18%		5.80%		0.28%		5.70%
2000-FST Select Shares (commenced January 31)	1.00	0.05	(0.05)	1.00	5.44	(d)	1	0.21	(c)	5.85	(c)	0.31	(c)	5.75	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	5.79		2,380	0.28		5.67		0.38		5.57
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.64		42,533	0.43		5.40		0.53		5.30
2000-FST Service Shares	1.00	0.05	(0.05)	1.00	5.38		68,194	0.68		5.18		0.78		5.08

1999-FST Shares	1.00	0.05	(0.05)	1.00	4.60		428,732	0.18		4.51		0.24		4.45
1999-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.49		208	0.28		4.53		0.34		4.47
1999-FST Administration Shares	1.00	0.04	(0.04)	1.00	4.34		67,748	0.43		4.29		0.49		4.23
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.08		42,095	0.68		4.07		0.74		4.01

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.05		822,207	0.18		4.74		0.29		4.63
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.94		2	0.28		4.68		0.39		4.57
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.79		23,676	0.43		4.62		0.54		4.51
1998-FST Service Shares	1.00	0.04	(0.04)	1.00	4.53		17,128	0.68		4.37		0.79		4.26

For the Period Ended December 31,
1997-FST Shares (commenced March 3)	1.00	0.04	(0.04)	1.00	5.25	(c)	496,419	0.18	(c)	5.09	(c)	0.29	(c)	4.98	(c)
1997-FST Preferred Shares (commenced May 30)	1.00	0.03	(0.03)	1.00	5.13	(c)	2	0.28	(c)	5.00	(c)	0.39	(c)	4.89	(c)
1997-FST Administration Shares (commenced April 1)	1.00	0.04	(0.04)	1.00	4.99	(c)	4,159	0.43	(c)	4.84	(c)	0.54	(c)	4.73	(c)
1997-FST Service Shares (commenced March 5)	1.00	0.04	(0.04)	1.00	4.71	(c)	20,177	0.68	(c)	4.62	(c)	0.79	(c)	4.51	(c)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)

Selected Data for a Share Outstanding Throughout Each Period

Government Fund

												Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Years Ended December 31,
2000-FST Shares	$1.00	$0.06	$(0.06)	$1.00	6.31%		$1,859,266	0.18%		6.14%		0.23%		6.09%
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.84	(d)	11,247	0.21	(c)	6.30	(c)	0.26	(c)	6.25	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.21		361,111	0.28		6.19		0.33		6.14
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.05		595,037	0.43		5.93		0.48		5.88
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.79		273,355	0.68		5.60		0.73		5.55

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.03		2,260,275	0.18		4.91		0.22		4.87
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.93		181,155	0.28		4.81		0.32		4.77
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.77		519,266	0.43		4.67		0.47		4.63
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.51		435,192	0.68		4.35		0.72		4.31

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.46		1,563,875	0.18		5.32		0.23		5.27
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.36		245,628	0.28		5.15		0.33		5.10
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.20		407,363	0.43		5.06		0.48		5.01
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.94		699,481	0.68		4.83		0.73		4.78

1997-FST Shares	1.00	0.05	(0.05)	1.00	5.54		1,478,539	0.18		5.41		0.24		5.35
1997-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.43		7,147	0.28		5.34		0.34		5.28
1997-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.28		299,804	0.43		5.15		0.49		5.09
1997-FST Service Shares	1.00	0.05	(0.05)	1.00	5.02		580,200	0.68		4.91		0.74		4.85

1996-FST Shares	1.00	0.05	(0.05)	1.00	5.38		858,769	0.18		5.25		0.24		5.19
1996-FST Preferred Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	5.26	(c)	112	0.28	(c)	5.14	(c)	0.34	(c)	5.08	(c)
1996-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.12		145,108	0.43		5.01		0.49		4.95
1996-FST Service Shares	1.00	0.05	(0.05)	1.00	4.86		223,554	0.68		4.74		0.74		4.68

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)

Selected Data for a Share Outstanding Throughout Each Period

Federal Fund

	Net asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratios assuming no expense reductions
												Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Years Ended December 31,
2000-FST Shares	$1.00	$0.06	$(0.06)	$1.00	6.26%		$8,296,788	0.20%		6.16%		0.23%		6.13%
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.77	(d)	1	0.23	(c)	6.16	(c)	0.24	(c)	6.13	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.16		145,000	0.30		5.93		0.32		5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.00		1,024,184	0.45		5.89		0.48		5.86
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.74		899,691	0.70		5.61		0.73		5.58

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.05		4,206,119	0.18		4.96		0.23		4.91
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.94		186,590	0.28		5.05		0.33		5.00
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.79		789,529	0.43		4.71		0.48		4.66
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.53		478,635	0.68		4.46		0.73		4.41

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.41		2,346,254	0.18		5.24		0.24		5.18
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.31		26,724	0.28		5.20		0.34		5.14
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.15		690,084	0.43		5.02		0.49		4.96
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.89		321,124	0.68		4.78		0.74		4.72

For the Period Ended December 31,
1997-FST Shares (commenced February 28)	1.00	0.05	(0.05)	1.00	5.51	(c)	1,125,681	0.18	(c)	5.39	(c)	0.27	(c)	5.30	(c)
1997-FST Preferred Shares (commenced May 30)	1.00	0.03	(0.03)	1.00	5.43	(c)	194,375	0.28	(c)	5.26	(c)	0.37	(c)	5.17	(c)
1997-FST Administration Shares (commenced April 1)	1.00	0.04	(0.04)	1.00	5.27	(c)	625,334	0.43	(c)	5.15	(c)	0.52	(c)	5.06	(c)
1997-FST Service Shares (commenced March 25)	1.00	0.04	(0.04)	1.00	5.00	(c)	228,447	0.68	(c)	4.78	(c)	0.77	(c)	4.69	(c)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)

Selected Data for a Share Outstanding Throughout Each Period

Tax-Free Money Market Fund

												Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Years Ended December 31,
2000-FST Shares	$1.00	$0.04	$(0.04)	$1.00	3.95%		$2,693,098	0.18%		3.93%		0.23%		3.88%
2000-FST Select Shares (commenced January 31)	1.00	0.04	(0.04)	1.00	3.66	(d)	1	0.21	(c)	3.97	(c)	0.26	(c)	3.92	(c)
2000-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.85		18,568	0.28		3.81		0.33		3.76
2000-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.69		108,335	0.43		3.66		0.48		3.61
2000-FST Service Shares	1.00	0.03	(0.03)	1.00	3.43		71,614	0.68		3.46		0.73		3.41

1999-FST Shares	1.00	0.03	(0.03)	1.00	3.13		1,775,327	0.18		3.12		0.22		3.08
1999-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.03		31,359	0.28		2.99		0.32		2.95
1999-FST Administration Shares	1.00	0.03	(0.03)	1.00	2.88		127,967	0.43		2.81		0.47		2.77
1999-FST Service Shares	1.00	0.03	(0.03)	1.00	2.62		69,465	0.68		2.61		0.72		2.57

1998-FST Shares	1.00	0.03	(0.03)	1.00	3.34		1,456,002	0.18		3.28		0.23		3.23
1998-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.24		20,882	0.28		3.17		0.33		3.12
1998-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.08		146,800	0.43		3.04		0.48		2.99
1998-FST Service Shares	1.00	0.03	(0.03)	1.00	2.83		50,990	0.68		2.77		0.73		2.72

1997-FST Shares	1.00	0.04	(0.04)	1.00	3.54		939,407	0.18		3.50		0.24		3.44
1997-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.43		35,152	0.28		3.39		0.34		3.33
1997-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.28		103,049	0.43		3.27		0.49		3.21
1997-FST Service Shares	1.00	0.03	(0.03)	1.00	3.02		42,578	0.68		3.01		0.74		2.95

1996-FST Shares	1.00	0.03	(0.03)	1.00	3.39		440,838	0.18		3.35		0.23		3.30
1996-FST Preferred Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	3.30	(c)	28,731	0.28	(c)	3.26	(c)	0.33	(c)	3.21	(c)
1996-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.13		51,661	0.43		3.10		0.48		3.05
1996-FST Service Shares	1.00	0.03	(0.03)	1.00	2.88		19,855	0.68		2.85		0.73		2.80

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Report of Independent Accountants

To the Board of Trustees of Goldman Sachs Trust and
the Shareholders of Financial Square Funds:

        In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund (collectively, the “Financial Square Funds”), funds of Goldman Sachs Trust at December 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Financial Square Funds’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statements of changes in net assets of the Financial Square Funds for the year ended December 31, 1999 and the financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report dated February 14, 2000 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 13, 2001
TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
Patrick T. Harker
John P. McNulty
Mary P. McPherson
Alan A. Shuch
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
John M. Perlowski, Treasurer
Peter W. Fortner, Assistant Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Howard B. Surloff, Secretary
Amy E. Belanger, Assistant Secretary
Kaysie P. Uniacke, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

Goldman Sachs Funds
32 Old Slip
New York, NY 10005